UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

William Blair Growth Fund

Portfolio of Investments, September 30, 2008 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology - 32.0%
*	Activision, Inc.	487,570	$7,523
*	Adobe Systems Incorporated	238,549	9,416
*	Cisco Systems, Inc.	636,550	14,361
*	Citrix Systems, Inc.	124,675	3,149
*	Cognizant Technology Solutions Corporation	223,790	5,109
*	DTS, Inc.	153,900	4,283
*	FLIR Systems, Inc.	174,760	6,714
*	Google, Inc.	21,905	8,773
*	Nuance Communications, Inc.	301,075	3,670
	Qualcomm Incorporated	277,940	11,943
*	Salesforce.com, Inc.	93,190	4,510
*	Silicon Laboratories, Inc.	178,075	5,467
*	The Ultimate Software Group, Inc.	135,950	3,671
	Visa, Inc.	54,043	3,318
*	VistaPrint Limited †	180,113	5,915
*	WNS Holdings Limited - ADR	209,700	2,066

			99,888

	Health Care - 16.8%
	Allergan, Inc.	123,900	6,381
*	CardioNet, Inc.	116,700	2,913
*	Celgene Corporation	71,770	4,542
*	Genentech, Inc.	80,810	7,166
*	Gilead Sciences, Inc.	146,185	6,663
*	IDEXX Laboratories, Inc.	178,330	9,772
	Pharmaceutical Product Development, Inc.	137,470	5,684
*	Qiagen N.V. †	229,290	4,524
*	St. Jude Medical, Inc.	113,550	4,938

			52,583

	Industrials & Services - 13.4%
	ABB, Ltd. - ADR	309,395	6,002
	Danaher Corporation	117,181	8,132
	Expeditors International of Washington, Inc.	118,330	4,123
	Fastenal Company	160,659	7,935
*	InnerWorkings, Inc.	430,910	4,779
	Knight Transportation, Inc.	291,230	4,942
	Roper Industries, Inc.	107,700	6,135

			42,048

	Consumer Discretionary - 11.4%
*	Coach, Inc.	124,260	3,111
*	Coinstar, Inc.	155,690	4,982
	DeVry, Inc.	88,045	4,362
*	K12, Inc.	193,466	5,127
*	Life Time Fitness, Inc.	77,005	2,408
*	McCormick & Schmick’s Seafood Restaurants, Inc.	119,178	1,161
	Omnicom Group, Inc.	287,530	11,087
	Phillips-Van Heusen Corporation	86,875	3,293

			35,531

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Energy - 9.4%
	Apache Corporation	72,685	$7,580
*	IHS, Inc.	116,665	5,558
	Schlumberger Limited †	49,090	3,833
	Smith International, Inc.	133,440	7,825
	Suncor Energy, Inc. †	112,180	4,727

			29,523

	Financials - 5.1%
*	Affiliated Managers Group, Inc.	68,235	5,653
	Charles Schwab & Co., Inc.	393,875	10,241

			15,894

	Materials - 3.8%
	Monsanto Company	52,430	5,190
	Praxair, Inc.	93,065	6,676

			11,866

	Consumer Staples - 1.2%
	Wal Mart de Mexico - ADR**	105,330	3,672

	Total Common Stock - 93.1% (cost $279,372)		291,005

	Investment in Affiliate
	William Blair Ready Reserves Fund	3,745,301	3,745

	Total Investment in Affiliate - 1.2% (cost $3,745)		3,745

	Short-Term Investment
	Prudential Funding Demand Note, VRN 6.930%, due 10/1/08	$12,225	12,225

	Total Short-Term Investment - 3.9% (cost $12,225)		12,225

	Repurchase Agreement
	State Street Bank & Trust Company, 1.250% dated 9/30/08 due 10/1/08, repurchase price $5,436, collateralized by Federal Home Loan Bank Note, 2.687%, due 2/18/09	$5,436	5,436

	Total Repurchase Agreement - 1.7% (cost $5,436)		5,436

	Total Investments - 99.9% (cost $300,788)		312,411
	Cash and other assets, less liabilities - 0.1%		232

	Net assets - 100.0%		$312,643

*	Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

VRN = Variable Rate Note

**	Fair value pursuant to Valuation Procedures adopted by Board of Trustees. This holding represents 1.17% of the Fund’s net assets at September 30, 2008.

See accompanying Notes to Portfolios of Investments.

William Blair Tax–Managed Growth Fund

Portfolio of Investments, September 30, 2008 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology - 26.4%
*	Activision, Inc.	11,846	$183
*	Adobe Systems Incorporated	6,160	243
*	Citrix Systems, Inc.	3,670	93
*	Dolby Laboratories, Inc.	3,900	137
*	Electronic Arts, Inc.	2,950	109
*	Euronet Worldwide, Inc.	7,240	121
	FactSet Research Systems, Inc.	2,840	148
*	FLIR Systems, Inc.	3,560	137
*	Google, Inc.	305	123
	Microchip Technology, Inc.	5,250	155
	Microsoft Corporation	5,070	135
*	Nuance Communications, Inc.	5,420	66
	Qualcomm Incorporated	5,100	219
*	Salesforce.com, Inc.	2,610	126
*	Silicon Laboratories, Inc.	3,300	101
*	The Ultimate Software Group, Inc.	6,450	174

			2,270

	Health Care - 18.2%
	Abbott Laboratories	3,730	215
	Allergan, Inc.	4,090	211
	C.R. Bard, Inc.	1,710	162
*	Celgene Corporation	2,480	157
*	Gilead Sciences, Inc.	3,780	172
*	Healthways, Inc.	5,710	92
	Pharmaceutical Product Development, Inc.	3,620	150
*	Psychiatric Solutions, Inc.	4,820	183
	Stryker Corporation	3,600	224

			1,566

	Industrials - 12.1%
	ABB Ltd. - ADR	9,190	178
*	Corrections Corporation of America	9,020	224
	Danaher Corporation	3,810	264
	Expeditors International of Washington, Inc.	3,500	122
	Precision Castparts Corp.	1,440	113
	Roper Industries, Inc.	2,430	138

			1,039

	Energy - 10.9%
	Apache Corporation	1,780	186
	EnCana Corporation †	2,370	156
*	IHS, Inc.	2,990	142
	Schlumberger Limited †	1,460	114
	Smith International, Inc.	2,280	134
	Suncor Energy, Inc. †	4,960	209

			941

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Consumer Staples - 6.7%
	Colgate-Palmolive Company	3,020	$228
	CVS/Caremark Corporation	3,774	127
	PepsiCo, Inc.	3,095	221

			576

	Financials - 6.7%
*	Affiliated Managers Group, Inc.	1,040	86
	Charles Schwab & Co., Inc.	9,720	253
*	IntercontinentalExchange, Inc.	930	75
	T. Rowe Price Group, Inc.	2,990	161

			575

	Materials - 5.9%
	Airgas, Inc.	3,990	198
	Monsanto Company	850	84
	Praxair, Inc.	3,080	221

			503

	Consumer Discretionary - 4.0%
*	GameStop Corp.	4,800	164
	International Game Technology	5,420	93
*	Scientific Games Corporation	3,590	83

			340

	Total Common Stock - 90.9% (cost $7,507)		7,810

	Investment in Affiliate
	William Blair Ready Reserves Fund	333,187	333

	Total Investment in Affiliate - 3.9% (cost $333)		333

	Short-Term Investment
	Prudential Funding Demand Note, VRN 6.930%, due 10/1/08	$340	340

	Total Short-Term Investment - 4.0% (cost $340)		340

	Repurchase Agreement
	State Street Bank & Trust Company, 1.250% dated 9/30/08 due 10/1/08, repurchase price $441, collateralized by Federal Home Loan Bank Note, 2.687%, due 2/18/09	$441	441

	Total Repurchase Agreement - 5.1% (cost $441)		441

	Total Investments - 103.9% (cost $8,621)		8,924
	Liabilities, plus cash and other assets - (3.9)%		(333)

	Net assets - 100.0%		$8,591

*	Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments.

William Blair Large Cap Growth Fund

Portfolio of Investments, September 30, 2008 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology - 29.4%
*	Adobe Systems Incorporated	24,795	$979
*	Apple, Inc.	7,890	897
*	Cisco Systems, Inc.	63,594	1,435
*	Electronic Arts, Inc.	15,010	555
*	FLIR Systems, Inc.	12,110	465
*	Google, Inc.	2,430	973
	Microsoft Corporation	52,775	1,409
	Qualcomm Incorporated	25,985	1,117
*	Salesforce.com, Inc.	8,100	392

			8,222

	Health Care - 19.1%
	Abbott Laboratories	19,490	1,122
	Allergan, Inc.	15,575	802
*	Celgene Corporation	12,940	819
*	Genentech, Inc.	6,470	574
*	Gilead Sciences, Inc.	15,845	722
*	St. Jude Medical, Inc.	14,965	651
*	Thermo Fisher Scientific, Inc.	11,825	650

			5,340

	Industrials - 13.2%
	ABB Ltd. - ADR	26,385	512
	Danaher Corporation	11,062	768
	Expeditors International of Washington, Inc.	10,875	379
	Fastenal Company	12,630	624
	J B Hunt Transport Services, Inc.	12,290	410
	Joy Global, Inc.	7,670	346
	Roper Industries, Inc.	11,850	675

			3,714

	Consumer Staples - 8.6%
	Avon Products, Inc.	19,755	821
	Wal Mart de Mexico - ADR**	10,095	352
	Wal-Mart Stores, Inc.	20,580	1,233

			2,406

	Energy - 7.8%
	Apache Corporation	8,235	859
	Schlumberger Limited †	12,320	962
	Suncor Energy, Inc. †	8,700	367

			2,188

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Consumer Discretionary - 6.1%
*	Kohl’s Corporation	12,436	$573
	McDonald’s Corporation	6,940	428
	Omnicom Group, Inc.	18,555	715

			1,716

	Financials - 5.8%
	CME Group, Inc.	1,425	529
	JPMorgan Chase & Co.	2,550	119
	Charles Schwab & Co., Inc.	37,105	965

			1,613

	Materials - 4.4%
	Monsanto Company	4,890	484
	Praxair, Inc.	10,335	741

			1,225

	Total Common Stock - 94.4% (cost $27,172)		26,424

	Investment in Affiliate
	William Blair Ready Reserves Fund	339,399	339

	Total Investment in Affiliate - 1.2% (cost $339)		339

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 3.559%, due 10/1/08	$800	800
	Prudential Funding Demand Note, VRN 6.930%, due 10/1/08	520	520

	Total Short-Term Investment - 4.7% (cost $1,320)		1,320

	Repurchase Agreement
	State Street Bank & Trust Company, 1.250% dated 9/30/08 due 10/1/08, repurchase price $113, collateralized by Federal Home Loan Bank Note, 2.687%, due 2/18/09	$113	113

	Total Repurchase Agreement - 0.4% (cost $113)		113

	Total Investments - 100.7% (cost $28,944)		28,196
	Liabilities, plus cash and other assets - (0.7)%		(190)

	Net assets - 100.0%		$28,006

*	Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

VRN = Variable Rate Note

**	Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. This holding represents 1.26% of the Fund’s net assets at September 30, 2008.

See accompanying Notes to Portfolios of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2008 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology - 28.7%
*	Cavium Networks, Inc.	653,856	$9,206
	CryptoLogic, Ltd. †	543,850	2,980
*	DG Fastchannel, Inc.	1,018,811	22,332
*	DTS, Inc.	226,781	6,311
*	Euronet Worldwide, Inc.	912,582	15,268
*	j2 Global Communications, Inc.	405,628	9,472
*	Kowabunga!, Inc. (formerly Think Partnership, Inc.)	4,626,270	925
*	Miva, Inc.	3,794,471	2,353
*	Nuance Communications, Inc.	712,471	8,685
*	Optimal Group, Inc. †	2,164,208	4,415
*	PROS Holdings, Inc.	809,721	7,603
*	Silicon Laboratories, Inc.	339,033	10,408
*	Skillsoft, plc - ADR	1,075,430	11,249
*	Sonic Solutions	1,070,258	4,709
*	SuccessFactors, Inc.	759,493	8,279
*	The Ultimate Software Group, Inc.	453,685	12,250
	United Online, Inc.	2,009,699	18,911
*	Virtusa Corporation	1,102,978	7,180
*	VistaPrint Limited †	413,476	13,579
*	Website Pros, Inc.	1,191,506	6,434
*	WNS Holdings Limited - ADR	872,611	8,595

			191,144

	Consumer Discretionary - 23.0%
*	Amerigon Incorporated	1,225,597	8,064
*	Century Casinos, Inc.	859,838	1,806
*	Coinstar, Inc.	386,066	12,354
*	Dolan Media**	429,146	3,928
*	Duckwall-ALCO Stores, Inc.	371,356	5,481
*	GigaMedia Limited †	1,439,195	10,607
*	Gildan Activewear, Inc. †	352,175	8,023
*	Granite City Food & Brewery, Ltd.	1,137,260	739
*	Jarden Corporation	660,637	15,492
*	Jos. A. Bank Clothiers, Inc.	177,542	5,965
*	K12, Inc.	401,659	10,644
*	Kona Grill, Inc.	747,395	4,387
*	Lions Gate Entertainment Corporation †	934,232	8,502
*	MDC Partners, Inc. †	941,501	6,327
*	Motorcar Parts of America, Inc.	678,936	4,101
*	Penn National Gaming, Inc.	317,765	8,443
	Phillips-Van Heusen Corporation	207,580	7,869
*	Progressive Gaming International Corporation	586,767	839
*	Shuffle Master, Inc.	2,085,248	10,614
	Strayer Education, Inc.	50,695	10,152
*	WMS Industries, Inc.	287,540	8,790

			153,127

	Health Care - 16.1%
*	Air Methods Corporation	301,794	8,544
*	ArthoCare Corporation	289,327	8,020
*	Capital Senior Living Corporation	522,110	3,968
*	CardioNet, Inc.	263,070	6,566
*	Eurand NV †	435,281	7,905
*	Hanger Orthopedic Group, Inc.	322,900	5,635
*	Healthways, Inc.	597,845	9,643
*	HMS Holdings Corporation	160,799	3,853
*	Integra Lifesciences Holding Corporation	351,072	15,458
*	Iris International, Inc.	205,969	3,687
*	Orthovita, Inc.	2,788,077	7,249
*	Providence Service Corporation	552,779	5,417
*	Psychiatric Solutions, Inc.	179,685	6,819
*	Sangamo Biosciences, Inc.	651,274	5,015
*	SurModics, Inc.	208,557	6,567
*	Trinity Biotech plc - ADR	1,010,654	2,860

			107,206

	Energy - 6.6%
*	Carrizo Oil & Gas, Inc.	150,890	5,473
*	Comstock Resources, Inc.	173,130	8,665
*	Concho Resources, Inc.	494,433	13,651
*	Dril-Quip, Inc.	141,360	6,134
*	Oil States International, Inc.	147,130	5,201
*	TETRA Technologies, Inc.	361,677	5,009

			44,133

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Financials - 6.4%
*	Affiliated Managers Group, Inc.	112,273	$9,302
*	Banctec, Inc.**	1,809,982	6,426
*	FirstService Corporation †	486,871	7,118
*	Marlin Business Services Corporation	828,099	7,022
	National Financial Partners Corporation	409,135	6,137
*	Signature Bank New York	194,418	6,781

			42,786

	Industrials- 6.3%
*	GEO Group, Inc.	459,336	9,283
	Heidrick & Struggles International, Inc.	230,873	6,961
*	ICF International, Inc.	403,728	7,974
*	InnerWorkings, Inc.	1,096,895	12,165
	Knight Transportation, Inc.	341,104	5,788

			42,171

	Consumer Staples - 3.2%
*	Overhill Farms, Inc.	1,215,052	6,258
*	Physicians Formula Holdings, Inc.	893,486	5,316
*	Smart Balance, Inc.	1,526,047	10,011

			21,585

	Telecommunication Services - 2.4%
*	Cbeyond, Inc.	441,490	6,353
*	Syniverse Holdings, Inc.	578,743	9,613

			15,966

	Utilities - 0.8%
	Aegean Marine Petroleum Network, Inc. †	240,535	5,376

	Total Common Stock - 93.5% (cost $766,560)		623,494

	Exchange-Traded Fund
	iShares, Russell 2000® Growth	371,223	26,253

	Total Exchange-Traded Funds - 3.9% (cost $28,184)		26,253

	Investment in Warrants
*	Kowabunga! Inc., 2011, $2.50** (formerly Think Partnership, Inc.)	1,424,000	—
*	Kowabunga! Inc., 2001, $3.05**	448,409	—
*	Kowabunga! Inc., 2011, $4.00**	224,205	—
*	Motorcar Parts of America, Inc., 2012, $15.00**	111,575	—
*	Zila, Inc., 2011, $2.21**	2,407,202	—

	Total Investment in Warrants - 0.0% (cost $0)		—

	Investment in Affiliate
	William Blair Ready Reserves Fund	3,085,516	3,086

	Total Investment in Affiliate - 0.5% (cost $3,086)		3,086

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 3.559%, due 10/1/08	$7,560	7,560
	Prudential Funding Demand Note, VRN 6.930%, due 10/1/08	2,952	2,952

	Total Short-Term Investments - 1.6% (cost $10,512)		10,512

	Repurchase Agreement
	State Street Bank and Trust Company, 1.250% dated 9/30/08, due 10/1/08, repurchase price $13,336, collateralized by Federal Home Loan Bank Note, 2.687% due 2/18/09	$13,335	13,335

	Total Repurchase Agreement - 2.0% (cost $13,335)		13,335

	Total Investments - 101.5% (cost $821,677)		676,680
	Liabilities, plus cash and other assets - (1.5)%		(10,306)

	Net assets - 100.0%		$666,374

*	Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

VRN = Variable Rate Note

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. These holdings represents 1.6% of the Fund’s net assets at September 30, 2008. These securities were also deemed illiquid pursuant to Liquidity Procedures approved by Board of Trustees.

		Share Activity				Period Ended September 30, 2008
						(in thousands)
	Security Name	Balance 12/31/2007	Purchases	Sales	Balance 9/30/2008	Value	Dividends Included in Income
	Amerigon	—	1,228,265	2,668	1,225,597	$8,064	$—
	Cash Systmes	1,131,365	—	1,131,365	—	—	—
	Century Casinos, Inc.	1,289,233	—	429,395	859,838	1,806	—
	DG Fastchannel, Inc	1,046,244	247,650	275,083	1,018,811	22,332	—
	Duckwall-ALCO Stores, Inc.	322,738	59,618	11,000	371,356	5,481	—
	Granite City Food & Brewery, Ltd.	1,247,423	—	110,163	1,137,260	739	—
	Kona Grill, Inc.	645,829	106,466	4,900	747,395	4,387	—
	Kowabunga!, Inc. (formelry Think Partners, Inc.)	4,626,270	—	—	4,626,270	925	—
	Marlin Business Services Corp.	579,313	248,786	—	828,099	7,022	—
	Miva, Inc.	3,027,199	767,272	—	3,794,471	2,353	—
	Motorcar Parts of America, Inc.	706,436	—	27,500	678,936	4,101	—
	Optimal Group, Inc.	2,164,208	—	—	2,164,208	4,415	—
	Overhill Farms, Inc.	1,903,720	—	688,668	1,215,052	6,258	—
	PDF Solutions, Inc.	1,889,930	—	1,889,930	—	—	—
	Physicians Formula Holdings, Inc.	1,335,045	—	441,559	893,486	5,316	—
*	Progressive Gaming International Corporation	5,331,944	—	637,801	586,767	839	—
	Providence Service Corporation	821,414	262,620	531,255	552,779	5,417	—
	Trinity Biotech plc - ADR	1,010,654	—	—	1,010,654	2,860	—
	VistaCare Inc.	1,907,915	—	1,907,915	—	—	—
	Volterra Semiconductor Corporation	752,727	307,000	1,059,727	—	—	—
	Website Pros, Inc.	1,922,561	256,946	988,001	1,191,506	6,434	—
	Zila, Inc.	7,237,388	—	7,237,388	—	—	—

						$88,750	$—

*	1 for 8 Stock Split on 9/16/08

See accompanying Notes to Portfolios of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2008 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology - 27.8%
*	Activision, Inc.	98,800	$1,524
*	Alliance Data Systems Corporation	18,760	1,189
*	Autodesk, Inc.	32,250	1,082
*	Citrix Systems, Inc.	22,440	567
*	Cognizant Technology Solutions Corporation	32,230	736
*	Dolby Laboratories, Inc., Class “A”	16,870	594
*	F5 Networks, Inc.	14,938	349
	FactSet Research Systems, Inc.	14,050	734
*	FLIR Systems, Inc.	40,990	1,575
*	Iron Mountain, Incorporated	47,557	1,161
*	NetApp, Inc.	33,746	615
*	Nuance Communications, Inc.	96,070	1,171
	Paychex, Inc.	16,845	556
*	Silicon Laboratories, Inc.	32,130	986
*	Trimble Navigation Limited	14,650	379

			13,218

	Industrials - 22.1%
	C. H. Robinson Worldwide, Inc.	14,145	721
	Dun & Bradstreet Corporation	8,650	816
	Expeditors International of Washington, Inc.	12,980	452
	Fastenal Company	41,705	2,060
	J.B. Hunt Transport Services, Inc.	28,430	949
	Precision Castparts Corp.	13,820	1,089
	Rockwell Collins, Inc.	23,995	1,154
	Roper Industries, Inc.	21,480	1,224
*	Stericycle, Inc.	23,480	1,383
*	SunPower Corp., Class “B”	9,330	644

			10,492

	Health Care - 18.4%
	C.R. Bard, Inc.	12,965	1,230
	Brookdale Senior Living, Inc.	23,860	525
*	Healthways, Inc.	10,735	173
*	Hologic, Inc.	57,300	1,108
*	IDEXX Laboratories, Inc.	25,110	1,376
*	Illumina, Inc.	14,350	582
*	Intuitive Surgical, Inc.	1,840	443
*	Myriad Genetics, Inc.	8,020	520
	Pharmaceutical Product Development, Inc.	30,205	1,249
*	Qiagen N.V. †	26,690	527
*	St. Jude Medical, Inc.	23,590	1,026

			8,759

	Energy - 10.3%
*	FMC Technologies, Inc.	13,100	610
*	Forest Oil Corporation	17,890	887
	Helmerich & Payne, Inc.	12,600	544
*	IHS, Inc.	3,260	155
	Smith International, Inc.	20,150	1,182
*	Southwestern Energy Company	33,490	1,023
*	Ultra Petroleum Corp. †	8,845	489

			4,890

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Consumer Discretionary - 7.4%
*	Chipotle Mexican Grill, Class “B”	17,250	806
	DeVry, Inc.	17,230	854
*	GameStop Corp.	23,250	795
	Strayer Education, Inc.	4,530	907
*	Under Armour, Inc.	4,360	138

			3,500

	Materials - 5.4%
	Airgas, Inc.	12,540	623
	Ecolab, Inc.	40,510	1,966

			2,589

	Financials - 3.8%
*	Affiliated Managers Group, Inc.	13,505	1,119
*	Philadelphia Consolidated Holding Corp.	11,800	691

			1,810

	Consumer Staples - 2.1%
*	Hansen Natural Corporation	21,540	651
	Whole Foods Market, Inc.	17,360	348

			999

	Total Common Stock - 97.3% (cost $48,879)		46,257

	Investment in Affiliate
	William Blair Ready Reserves Fund	516,746	517

	Total Investment In Affiliate - 1.1% (cost $517)		517

	Short-Term Investment
	Prudential Funding Demand Note, VRN 6.930%, due 10/1/08	$800	800

	Total Short-Term Investment - 1.7% (cost $800)		800

	Repurchase Agreement
	State Street Bank and Trust Company, 1.250% dated 9/30/08, due 10/1/08, repurchase price $1,519, collateralized by Federal Home Loan Bank Note, 2.687% due 2/18/09	$1,519	1,519

	Total Repurchase Agreement - 3.2% (cost $1,519)		1,519

	Total Investments - 103.3% (cost $51,715)		49,093
	Liabilities, plus cash and other assets -(3.3)%		(1,572)

	Net Assets - 100.0%		$47,521

*	Non-income producing securities

† = U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2008 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology - 25.0%
*	Citrix Systems, Inc.	37,950	$959
*	Cognizant Technology Solutions Corporation	61,955	1,414
*	Cybersource Corporation	49,360	795
*	Dolby Laboratories, Inc., Class “A”	33,090	1,164
*	Euronet Worldwide, Inc.	127,733	2,137
	FactSet Research Systems, Inc.	31,555	1,649
*	FLIR Systems, Inc.	41,920	1,611
*	Iron Mountain, Incorporated	110,881	2,707
*	j2 Global Communications, Inc.	51,265	1,197
*	NetApp, Inc.	45,200	824
*	Nuance Communications, Inc.	183,520	2,237
*	Silicon Laboratories, Inc.	78,590	2,413
*	Skillsoft, plc - ADR	169,700	1,775
*	Trimble Navigation Limited	37,335	965
*	Ultimate Software Group, Inc.	71,535	1,932
	United Online, Inc.	182,750	1,720
*	VistaPrint Limited†	78,915	2,592

			28,090

	Industrials - 20.7%
*	Allegiant Travel Company	67,945	2,400
	C. H. Robinson Worldwide, Inc.	20,350	1,037
*	Corrections Corporation of America	126,815	3,151
	Dun & Bradstreet Corporation	19,870	1,875
	Expeditors International of Washington, Inc.	25,180	877
	Fastenal Company	77,410	3,823
	Heidrick & Struggles International, Inc.	47,980	1,447
	J. B. Hunt Transport Services, Inc.	37,475	1,251
*	InnerWorkings, Inc.	156,090	1,731
	Rockwell Collins, Inc.	49,540	2,382
	Roper Industries, Inc.	19,825	1,129
*	Stericycle, Inc.	36,280	2,137

			23,241

	Health Care - 19.5%
	Allscripts Healthcare Solutions, Inc.	120,155	1,495
	C.R. Bard, Inc.	16,720	1,586
	Brookdale Senior Living, Inc.	77,090	1,695
*	Healthways, Inc.	32,195	519
*	Hologic, Inc.	121,380	2,346
*	IDEXX Laboratories, Inc.	34,605	1,896
*	Illumina, Inc.	33,100	1,342
*	Integra Lifesciences Holding Corporation	42,840	1,886
*	Intuitive Surgical, Inc.	4,355	1,050
*	Myriad Genetics, Inc.	13,290	862
	Pharmaceutical Product Development, Inc.	73,455	3,037
*	Psychiatric Solutions, Inc.	39,995	1,518
*	Qiagen N.V. †	67,465	1,331
*	SurModics, Inc.	44,685	1,407

			21,970

	Consumer Discretionary - 11.8%
*	Capella Education Company	21,115	905
*	Chipotle Mexican Grill, Class “B”	34,555	1,615
*	Coinstar, Inc.	59,683	1,910
	DeVry, Inc.	38,815	1,923
*	GameStop Corp.	43,555	1,490
*	K12, Inc.	57,360	1,520
*	Life Time Fitness, Inc.	36,920	1,155
	Strayer Education, Inc.	8,200	1,642
*	Under Armour, Inc.	34,800	1,105

			13,265

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Energy - 8.8%
*	Concho Resources, Inc.	43,930	$1,213
*	Forest Oil Corporation	17,885	887
	Helmerich & Payne, Inc.	19,030	822
*	IHS, Inc.	8,905	424
*	Oceaneering International, Inc.	16,260	867
*	Petrohawk Energy Corporation	24,090	521
	Smith International, Inc.	35,370	2,074
*	Southwestern Energy Company	43,400	1,326
*	TETRA Technologies, Inc.	46,090	638
*	Ultra Petroleum Corp. †	20,795	1,151

			9,923

	Materials - 4.9%
	Airgas, Inc.	45,035	2,236
	Ecolab, Inc.	67,915	3,295

			5,531

	Financials -2.7%
*	Affiliated Managers Group, Inc.	36,030	2,985

	Consumer Staples - 2.6%
*	Green Mountain Coffee Roasters, Inc.	37,470	1,474
*	Hansen Natural Corporation	28,285	856
	Whole Foods Market, Inc.	32,375	649

			2,979

	Total Common Stock - 96.0% (cost $113,758)		107,984

	Investment in Affiliate
	William Blair Ready Reserves Fund	22,262	22

	Total Investment In Affiliate - 0.0% (cost $22)		22

	Short-Term Investment
	Prudential Funding Demand Note, VRN 2.430%, due 10/1/08	$2,000	2,000

	Total Short-Term Investment - 1.8% (cost $2,000)		2,000

	Repurchase Agreement
	State Street Bank and Trust Company, 1.250% dated 9/30/08, due 10/1/08, repurchase price $ 3,619, collateralized by Federal Home Loan Bank Note, 2.687% due 2/18/09	$3,619	3,619

	Total Repurchase Agreement - 3.2% (cost $3,619)		3,619

	Total Investments - 101.0% (cost $119,399)		113,625
	Liabilities, plus cash and other assets - (1.0)%		(1,127)

	Net Assets - 100.0%		$112,498

*	Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments.

Global Growth Fund

Portfolio of Investments, September 30, 2008 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere - 48.2%
	United States - 42.9%
	Abbott Laboratories (Pharmaceuticals)	12,278	$707
*	Adobe Systems Incorporated (Software)	24,045	949
	Avon Products, Inc. (Personal products)	15,519	645
*	Celgene Corporation (Biotechnology)	15,689	993
	CME Group, Inc. (Diversified financial services)	1,779	661
*	Cognizant Technology Solutions Corporation, Class “A” (IT services)	19,782	452
	Danaher Corporation (Machinery)	11,085	769
	Deere & Company (Machinery)	21,487	1,064
*	Electronic Arts, Inc. (Software)	12,278	454
	EOG Resources, Inc. (Oil, gas & consumable fuels)	7,845	702
*	Express Scripts, Inc. (Health care providers & services)	8,868	655
	FactSet Research Systems, Inc. (Software)	10,061	526
*	FLIR Systems, Inc. (Electronic equipment & instruments)	19,782	760
*	Gilead Sciences, Inc. (Biotechnology)	10,232	466
	The Goldman Sachs Group, Inc. (Capital markets)	5,505	705
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	13,643	748
*	IHS, Inc. (Energy equipment & services)	10,914	520
*	Intuitive Surgical, Inc. (Health care equipment & supplies)	1,023	246
	Joy Global, Inc. (Machinery)	7,503	339
	L-3 Communications Holdings, Inc. (Aerospace & defense)	6,139	604
	Lockheed Martin Corporation (Aerospace & defense)	4,263	467
	Merrill Lynch & Co., Inc. (Capital markets)	26,091	660
	Monsanto Company (Chemicals)	6,821	675
*	Myriad Genetics, Inc. (Biotechnology)	4,775	310
*	NVR, Inc. (Household durables)	759	434
	Praxair, Inc. (Chemicals)	7,674	550
	Precision Castparts Corp. (Aerospace & defense)	4,263	336
	Roper Industries, Inc. (Electrical equipment)	9,550	544
	T. Rowe Price Group, Inc. (Capital markets)	10,914	586
*	Salesforce.com, Ltd. (Software)	6,310	305
	Smith International, Inc. (Energy equipment & services)	7,162	420
*	SunPower Corporation, Class “A” (Electrical equipment)	5,287	375
*	Trimble Navigation Limited (Electronic equipment & instruments)	13,302	344
	Wells Fargo & Company (Commercial banks)	15,177	569

			19,540

	Canada - 5.3%
	Brookfield Asset Management, Inc., Class “A” (Real estate management & development)†	23,325	640
	EnCana Corporation (Oil, gas, & consumable fuels)	12,500	798
	Potash Corporation of Saskatchewan, Inc. (Chemicals)†	6,139	811
	Rogers Communications, Inc., Class “B” (Wireless telecommunication services)	5,400	175

			2,424

	Europe - 18.4%
	Austria - 0.4%
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	3,240	197

	Denmark - 3.3%
	Novo Nordisk A/S (Pharmaceuticals)	17,750	920
*	Vestas Wind Systems A/S (Electrical equipment)	6,825	596

			1,516

	Finland - 0.3%
	Outotec OYJ (Construction & engineering)	5,116	138

	France - 4.1%
*	EDF Energies Nouvelles S.A. (Independent power producers & energy traders)	10,710	534
	Iliad S.A. (Diversified telecommunication services)	5,135	428
*	Orpea (Health care providers & services)	5,457	231
	Veolia Environnement (Multi-utilities)	16,883	695

			1,888

	Germany - 3.1%
	Beiersdorf AG (Personal products)	10,744	679
*	Q-Cells AG (Electrical equipment)	6,480	543
*	Wire Card AG (IT services)	23,021	170

			1,392

	Ireland - 1.5%
*	ICON plc - ADR (Life sciences tools & services)	18,418	704

	Luxembourg - 1.2%
	Millicom International Cellular S.A. (Wireless telecommunication services)†	7,674	527

	Spain - 0.8%
*	Iberdrola Renovables S.A. (Independent power producers & energy traders)	88,677	387

	Switzerland - 3.7%
*	ABB Ltd. (Electrical equipment)	64,775	1,255
	Partners Group Global Opportunities, Ltd. (Capital markets)	3,411	427

			1,682

	United Kingdom - 13.7%
	AMEC plc (Construction & engineering)	34,277	393
*	Autonomy Corporation plc (Software)	29,332	545
	BG Group plc (Oil, gas & consumable fuels)	67,020	1,216
	BlueBay Asset Management plc (Capital markets)	4,207	18
	Capita Group plc (Commercial services & supplies)	67,361	838
	Man Group plc (Capital markets)	94,412	577
	Petrofac Limited (Energy equipment & services)	44,339	463
	Reckitt Benckiser plc (Household products)	11,426	554
	Rotork plc (Electronic equipment & instruments)	19,441	325
	VT Group plc (Aerospace & defense)	46,313	434
	Wellstream Holdings plc (Energy equipment & services)	28,443	524
	Xstrata plc (Metals & mining)	12,077	376

			6,263

	Issuer	Shares or Principal Amount	Value
	Emerging Europe, Mid-East, Africa - 6.4%
	Egypt - 1.2%
	El Ezz Steel Rebars S.A.E. (Metals & mining)	53,700	$180
	Orascom Construction Industries (Construction & engineering)	3,752	216
*	Orascom Development Holding AG (Hotels, restaurants & leisure)	2,300	145

			541

	Israel - 1.7%
	Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)	16,542	757

	South Africa - 1.4%
	MTN Group, Ltd. (Wireless telecommunication services)	44,403	627

	United Arab Emirates - 2.1%
	DP World Ltd. (Marine)†	924,546	656
	Lamprell plc (Energy equipment & services)	47,920	277

			933

	Japan - 5.0%
	Aeon Mall Co., Ltd. (Real estate management & development)	30,500	909
	Komatsu Ltd. (Machinery)	32,700	536
	Nintendo Co., Ltd. (Software)	2,000	848

			2,293

	Emerging Latin America - 2.5%
	Brazil - 2.5%
	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	32,600	320
	BM&F Bovespa S.A. (Diversified financial services)	80,646	360
	Redecard S.A. (IT services)	16,400	215
	SLC Agricola S.A. (Food products)	29,200	252

			1,147

	Asia - 2.2%
	Australia - 1.0%
	WorleyParsons, Ltd. (Energy equipment & services)	17,773	440

	Hong Kong - 0.5%
	Noble Group Limited (Trading companies & distributors)	259,000	246

	Singapore - 0.7%
	Capitaland, Ltd. (Real estate management & development)	14,000	31
	Wilmar International Ltd. (Food products)	164,700	292

			323

	Emerging Asia - 2.2%
	China - 1.5%
*	Baidu.com, Inc. - ADR (Internet software & services)	2,729	677

	India - 0.7%
	Housing Development Finance Corp. (Thrifts & mortgage finance)	7,036	327

	Total Common Stock - 98.6% (cost $55,684)		44,969

	Investment in Affiliate
	William Blair Ready Reserves Fund	628,177	628

	Total Investment in Affiliate - 1.4% (cost $628)		628

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 3.559% due 10/1/08	$675	675
	Prudential Funding Demand Note, VRN 6.930% due 10/1/08	50	50

	Total Short-term Investments - 1.6% (cost $725)		725

	Total Investments - 101.6% (cost $57,037)		46,322
	Liabilities, plus cash and other assets - (1.6)%		(711)

	Net assets - 100.0%		$45,611

*	Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

VRN = Variable Rate Note

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

At September 30, 2008 the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	22.1%
Health Care	15.0%
Financials	14.7%
Information Technology	14.6%
Energy	13.2%
Materials	5.8%
Consumer Staples	5.4%
Telecommunication Services	3.9%
Utilities	3.6%
Consumer Discretionary	1.7%

Total	100.0%

At September 30, 2008 the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	54.1%
British Pound Sterling	14.5%
Euro	8.9%
Japanese Yen	5.1%
Swiss Franc	4.0%
Danish Krone	3.4%
Brazilian Real	2.6%
Canadian Dollar	2.1%
South African Rand	1.4%
Singapore Dollar	1.3%
Australian Dollar	1.0%
All other currencies	1.6%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2008 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 34.5%
	Austria - 0.2%
	Raiffeisen International Bank (Commercial banks)	46,426	$3,353
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	160,435	9,739

			13,092

	Denmark - 3.0%
	FLSmidth & CO A/S (Construction & engineering)	339,900	17,260
	Novo-Nordisk A/S (Pharmaceuticals)	2,071,250	107,378
*	Vestas Wind Systems A/S (Electrical equipment)	411,450	35,913

			160,551

	Finland - 0.5%
	Nokian Renkaat OYJ (Auto components)	1,137,564	27,373

	France - 7.9%
	April Group S.A. (Insurance)	374,741	18,709
	AXA (Insurance)	1,785,669	58,453
	EDF Energies Nouvelles S.A. (Independent power producers & energy traders)	1,067,286	53,179
	Eurazeo (Diversified financial services)	392,282	33,162
	Iliad S.A. (Diversified telecommunication services)	391,460	32,616
*	Orpea (Health care providers & services)	387,792	16,420
*	UbiSoft Entertainment S.A. (Software)	237,800	16,543
	Veolia Environnement (Multi-utilities)	2,574,166	105,904
	Vivendi S.A. (Media)	2,476,817	77,650

			412,636

	Germany - 5.4%
	Bauer AG (Construction & engineering)	248,494	12,489
	Beiersdorf AG (Personal products)	653,200	41,286
	Colonia Real Estate AG (Real estate management & development)	223,309	1,231
	CTS Eventim AG (Media)	456,103	16,629
	E. ON AG (Electric utilities)	1,705,501	85,850
*	Manz Automation AG (Semiconductors & semiconductor equipment)	45,487	7,754
*	Q-Cells AG (Electrical equipment)	545,820	45,769
*	Roth & Rau AG (Electronic equipment)	164,956	5,778
	Solarworld AG (Electrical equipment)	822,700	34,628
	Stada Arzneimittel AG (Pharmaceuticals)	429,900	17,219
*	Wire Card AG (IT services)	2,113,901	15,620

			284,253

	Greece - 1.1%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	882,298	19,257
	Jumbo S.A. (Leisure equipment & products)	384,554	6,219
	National Bank of Greece S.A. (Commercial banks)	855,766	34,679

			60,155

	Ireland - 0.8%
*	ICON plc - ADR (Life sciences tools & services)	684,375	26,177
	United Drug plc (Health care providers & services)	3,074,200	16,351

			42,528

	Italy - 2.4%
	Danieli & C. Officine Meccaniche SpA (Machinery)	478,600	10,536
	Saipem SpA (Energy equipment & services)	3,532,100	105,684
	Trevi Finanziaria SpA (Construction & engineering)	733,000	12,170

			128,390

	Luxembourg - 1.0%
	Millicom International Cellular S.A. (Wireless telecommunication services)†	746,500	51,262

	Netherlands - 0.8%
*	Qiagen N.V. (Life sciences tools & services)	1,730,600	34,199
*	Smartrac N.V. (Electronic equipment & instruments)	416,800	8,782

			42,981

	Spain - 3.3%
	Banco Santander S.A. (Commercial banks)	5,116,502	76,718
	Grifols S.A. (Biotechnology)	2,219,671	56,716
*	Iberdrola Renovables (Independent power producers & energy traders)	5,371,300	23,470
	Tecnicas Reunidas S.A. (Construction & engineering)	431,300	18,415

			175,319

	Switzerland - 8.1%
*	ABB, Ltd. (Electrical equipment)	7,507,409	145,482
*	Actelion, Ltd. (Biotechnology)	866,579	44,652
	Burckhardt Compression Holding AG (Machinery)	54,017	10,534
	Kuehne & Nagel International AG (Marine)	727,189	48,520
*	Meyer Burger Technology AG (Machinery)	25,100	5,556
	Nestle S.A. (Food products)	1,996,314	86,276
	Partners Group Global Opportunities, Ltd. (Capital markets)	299,215	37,475
	Synthes, Inc. (Health care equipment & supplies)	242,579	33,559
*	Temenos Group AG (Software)	606,121	11,555

			423,609

	United Kingdom - 21.4%
	AMEC plc (Construction & engineering)	3,096,900	35,523
	Amlin plc (Insurance)	8,487,966	48,569
*	Autonomy Corporation plc (Software)	2,332,387	43,306
	Aveva Group plc (Software)	508,900	10,493
	BG Group plc (Oil, gas & consumable fuels)	5,186,941	94,071
*	Blinkx plc (Internet software & services)	8,158,800	3,431
	BlueBay Asset Management plc (Capital markets)	399,371	1,740
	Capita Group plc (Commercial services & supplies)	5,891,383	73,322
	Chemring Group plc (Aerospace & defense)	495,400	18,295
	Domino’s Pizza UK & IRL plc (Hotels, restaurants, & leisure)	3,272,537	11,576
	Man Group plc (Capital markets)	6,765,875	41,346
	Reckitt Benckiser plc (Household products)	2,548,100	123,544
*	Rolls-Royce Group plc (Aerospace & defense)	14,997,803	90,811
	Rotork plc (Electronic equipment & instruments)	1,711,664	28,597
	Serco Group plc (Commercial services & supplies)	3,294,500	21,486
	Standard Chartered plc (Commercial banks)	3,512,410	86,425
	Tesco plc (Food & staples retailing)	10,986,377	76,410
	Tullow Oil plc (Oil, gas & consumable fuels)	3,153,793	40,322
	Ultra Electronic Holdings plc (Aerospace & defense)	425,331	9,641
	Vodafone Group plc (Wireless telecommunication services)	62,037,235	137,005
	VT Group plc (Aerospace & defense)	2,656,157	24,894
	The Weir Group plc (Machinery)	1,697,600	18,640
	Wellstream Holdings plc (Energy equipment & services)	1,155,862	21,285
	John Wood Group plc (Energy equipment & services)	4,129,573	25,112
	Xstrata plc (Metals & mining)	1,305,123	40,674

			1,126,518

	Japan - 10.9%
	Aeon Mall Co., Ltd. (Real estate management & development)	1,576,400	46,984
	Capcom Co., Ltd (Software)	371,100	10,630
	DeNA Co., Ltd. (Internet & catalog retail)	2,760	11,120
	FamilyMart Co., Ltd. (Food & staples retailing)	405,400	17,154
	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	363,000	15,888
	Jupiter Telecommunications Co., Ltd. (Media)	49,961	35,973
*	K.K. DaVinci Advisors (Real estate management & development)	35,063	8,143
	Komatsu, Ltd. (Machinery)	4,245,200	69,500
	Miraial Company, Ltd. (Semiconductors & semiconductor equipment)	52,900	802
	Mitsubishi Corporation (Trading companies & distributors)	3,832,500	79,946
	Nintendo Co., Ltd. (Software)	309,900	131,452
	Nippon Electric Glass Co., Ltd. (Electronic equipment & instruments)	3,800,000	34,422
	Nitori Company, Ltd. (Specialty retail)	433,870	25,778
	Seven Bank, Ltd. (Commercial banks)	5,021	13,382
	So-net M3, Inc. (Health care technology)	5,819	19,268
	Suruga Bank (Commercial banks)	4,394,000	51,145

			571,587

	Asia - 7.4%
	Australia - 4.6%
	QBE Insurance Group Limited (Insurance)	3,569,500	76,980
	Woolworths Limited (Food & staples retailing)	5,522,912	121,659
	WorleyParsons, Ltd. (Energy equipment & services)	1,843,201	45,590

			244,229

	Hong Kong - 1.3%
	ASM Pacific Technology Limited (Semiconductors & semiconductor equipment)	2,907,000	16,802
	Esprit Holdings, Ltd. (Specialty retail)	3,844,600	23,831
	Noble Group Limited (Trading companies & distributors)	28,977,240	27,576

			68,209

	Singapore - 1.5%
	Capitaland, Ltd. (Real estate management & development)	1,793,000	3,908
	Olam International, Ltd. (Food & staples retailing)	22,761,400	29,030
	Raffles Education Corp., Ltd. (Diversified consumer services)	26,162,000	13,183
	Wilmar International, Ltd. (Food products)	18,080,000	32,063

			78,184

	Canada - 7.1%
	Brookfield Asset Management, Inc., Class “A” (Real estate management & development)†	1,334,862	36,629
	EnCana Corporation (Oil, gas, & consumable fuels)	1,182,740	75,526
*	FNX Mining Company, Inc. (Metals & mining)	989,100	10,465
*	Oilexco, Incorporated (Oil, gas, & consumable fuels)	1,233,900	12,116
	Potash Corporation of Saskatchewan, Inc. (Chemicals)†	596,000	78,678
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	2,641,600	85,683
	Shoppers Drug Mart Corp. (Food & staples retailing)	1,491,700	71,974

			371,071

	Emerging Europe, Mid-East, Africa - 6.3%
	Czech Republic - 0.2%
*	Central European Media Enterprises, Ltd., Class “A” (Media)†	185,321	12,120

	Egypt - 1.5%
	Egyptian Financial Group S.A.E. Hermes Holding (Capital markets)	2,553,826	15,670
	El Ezz Steel Rebars S.A.E. (Metals & mining)	2,769,000	9,287
*	ELSewedy Cables Holding Company (Electrical equipment)	1,102,640	20,161
	Orascom Construction Industries (Construction & engineering)	574,985	33,071

			78,189

	Issuer	Shares	Value
	Emerging Europe, Mid-East, Africa - 6.3%-(continued)
	Georgia - 0.0%
	Bank of Georgia - GDR (Commercial banks)	202,545	$1,319

	Israel - 1.2%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	1,342,890	61,491

	Russia - 0.6%
*	LSR Group O.J.S.C. - GDR (Real estate management & development)	1,485,600	7,941
*	X5 Retail Group N.V. - GDR (Food & staples retailing)	949,950	20,492
*	X5 Retail Group N.V. - GDR 144A (Food & staples retailing)	151,450	3,203

			31,636

	South Africa - 1.4%
*	Eastern Platinum, Ltd. (Metals & mining)	4,878,000	4,492
	MTN Group, Ltd. (Wireless telecommunication services)	3,737,566	52,739
	Wilson Bayly Holmes-Ovcon Limited (Construction & engineering)	854,000	15,128

			72,359

	Turkey - 0.5%
	BIM Birlesik Magazalar A/S (Food & staples retailing)	794,716	24,652

	United Arab Emirates - 0.9%
	DP World, Ltd. (Marine)†	45,597,775	32,374
	Lamprell plc (Energy equipment & services)	2,553,595	14,735

			47,109

	Emerging Asia - 6.1%
	China - 0.6%
	China High Speed Transmission (Electrical equipment)	7,287,000	13,337
	Li Ning Co., Ltd. (Leisure equipment & products)	9,164,000	16,077

			29,414

	India - 3.5%
	Asian Paints Limited (Chemicals)	636,200	16,216
*	Bharti Airtel, Ltd. (Wireless telecommunication services)	1,933,884	32,801
	Educomp Solutions Limited (Diversified consumer services)	159,626	11,691
	Financial Technologies, Ltd. (Software)	467,602	10,489
	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	1,372,000	14,514
	Housing Development Finance Corp. (Thrifts & mortgage finance)	533,000	24,788
	Infosys Technologies Limited (IT services)	1,481,800	45,065
	Vedanta Resources plc (Metals & mining)	1,411,373	29,583

			185,147

	Indonesia - 0.7%
	PT Bank Rakyat Indonesia (Commercial banks)	40,589,000	22,933
	PT United Tractors Tbk (Machinery)	16,210,250	15,983

			38,916

	Malaysia - 0.6%
	KNM Group Bhd (Energy equipment & services)	41,701,325	15,451
	Kuala Lumpur Kepong Bhd (Food products)	5,118,050	14,362
	Zelan Bhd (Construction & engineering)	1,342,100	556

			30,369

	South Korea - 0.7%
	LG Household & Health Care, Ltd. (Household products)	114,010	19,067
	MegaStudy Co., Ltd. (Diversified consumer services)	83,615	12,736
	Taewoong Co., Ltd. (Machinery)	68,079	4,532

			36,335

	Issuer	Shares or Principal Amount	Value
	Emerging Latin America - 4.3%
	Brazil - 3.1%
	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	1,455,000	$14,299
	BM&F Bovespa S.A. (Diversified financial services)	6,589,920	29,436
*	BR Malls Participacoes S.A. (Real estate management & development)	2,439,500	14,743
	Cyrela Brazil Realty S.A. (Household durables)	1,591,600	16,310
*	GP Investments, Ltd. (Diversified financial services)	2,061,500	12,242
*	GVT Holding S.A. (Diversified telecommunication services)	1,300,500	19,676
*	LLX Logistica S.A. (Transportation infrastructure)	3,558,000	3,366
*	Lupatech S.A. (Machinery)	331,800	6,277
*	MMX Mineracao e Metalicos S.A. (Metals & mining)	1,560,900	7,300
	Redecard S.A. (IT services)	2,364,300	30,913
	SLC Agricola S.A. (Food products)	802,500	6,912

			161,474

	Chile - 0.2%
*	Cencosud S.A. - ADR 144A (Specialty retail)	279,880	9,879

	Colombia - 0.2%
*	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	1,825,600	11,544

	Mexico - 0.8%
*	Desarrolladora Homex S.A. de C.V. - ADR (Household durables)	493,500	21,823
	Banco Compartamos S.A. de C.V. (Consumer finance)	3,864,400	10,954
*	Megacable Holdings S.A.B. de C.V. (Diversified telecommunication services)	5,186,300	7,350

			40,127

	Total Common Stock - 98.0% (cost $5,897,742)		5,154,027

	Preferred Stock
	Brazil - 0.1%
	Banco Sofisa S.A. (Commercial banks)	1,650,600	3,981

	Total Preferred Stock - 0.1% (cost $10,207)		3,981

	Investment in Affiliate
	William Blair Ready Reserves Fund	47,298,029	47,298

	Total Investment in Affiliate - 0.9% (cost $47,298)		47,298

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 3.559% due 10/1/08	$20,100	20,100
	Prudential Funding Demand Note, VRN 6.930% due 10/1/08	30,100	30,100

	Total Short-term Investments - 0.9% (cost $50,200)		50,200

	Repurchase Agreement
	State Street Bank and Trust Company, 1.250% dated 9/30/08, due 10/1/08, repurchase price $1,681, collateralized by Federal Home Loan Bank Note, 2.687% due 2/18/09	$1,681	1,681

	Total Repurchase Agreement - 0.0% (cost $1,681)		1,681

	Total Investments - 99.9% (cost $6,007,128)		5,257,187
	Cash and other assets, less liabilities - 0.1%		2,516

	Net assets - 100.0%		$5,259,703

*	Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

At September 30, 2008 the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	18.7%
Financials	15.9%
Consumer Staples	13.9%
Energy	10.2%
Health Care	9.0%
Information Technology	8.3%
Telecommunication Services	8.0%
Consumer Discretionary	7.0%
Utilities	5.2%
Materials	3.8%

Total	100.0%

At September 30, 2008 the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	22.7%
Euro	22.5%
Japanese Yen	11.1%
Swiss Franc	8.2%
United States Dollar	7.0%
Canadian Dollar	5.3%
Australian Dollar	4.7%
Brazilian Real	3.2%
Danish Krone	3.1%
Indian Rupee	3.0%
Singapore Dollar	2.0%
Egyptian Pound	1.5%
Hong Kong Dollar	1.4%
South African Rand	1.3%
All other currencies	3.0%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2008 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 32.9%
	Austria - 0.0%
	Raiffeisen International Bank (Commercial banks)	1,719	$124

	Denmark - 3.4%
	FLSmidth & CO A/S (Construction & engineering)	24,100	1,224
	Novo-Nordisk A/S (Pharmaceuticals)	134,275	6,961
*	Vestas Wind Systems A/S (Electrical equipment)	29,575	2,581

			10,766

	France - 6.1%
	AXA (Insurance)	98,053	3,210
	Eurazeo (Diversified financial services)	25,481	2,154
	Iliad S.A. (Diversified telecommunication services)	26,158	2,179
	Veolia Environnement (Multi-utilities)	136,958	5,634
	Vivendi S.A. (Media)	185,613	5,819

			18,996

	Germany - 4.6%
	Beiersdorf AG (Personal products)	89,626	5,665
	E. ON AG (Electric utilities)	111,654	5,620
*	Q-Cells AG (Electrical equipment)	37,100	3,111

			14,396

	Greece - 1.5%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	67,012	1,463
	National Bank of Greece S.A. (Commercial banks)	78,710	3,190

			4,653

	Italy - 2.4%
	Saipem SpA (Energy equipment & services)	246,800	7,384

	Luxembourg - 1.2%
	Millicom International Cellular S.A. (Wireless telecommunication services)†	53,300	3,660

	Netherlands - .5%
*	Qiagen N.V. (Life sciences tools & services)	84,700	1,674

	Spain - 3.3%
	Banco Santander S.A. (Commercial banks)	472,222	7,081
*	Iberdrola Renovables (Independent power producers & energy traders)	740,500	3,236

			10,317

	Switzerland - 9.9%
*	ABB Ltd. (Electrical equipment)	515,149	9,983
*	Actelion (Biotechnology)	48,538	2,501
	Julius Baer Holding, Ltd. (Capital markets)	34,060	1,694
	Lonza Group AG (Life sciences tools & services)	10,269	1,288
	Nestle S.A. (Food products)	199,863	8,638
	SGS S.A. (Commercial services & supplies)	2,634	3,100
	Synthes, Inc. (Health care equipment & supplies)	26,500	3,666

			30,870

	United Kingdom - 21.7%
	AMEC plc (Construction & engineering)	233,166	2,675
*	Autonomy Corporation plc (Software)	104,100	1,933
	BAE Systems plc (Aerospace & defense)	638,639	4,708
	BG Group plc (Oil, gas & consumable fuels)	482,404	8,749
	Capita Group plc (Commercial services & supplies)	397,998	4,953
	Man Group plc (Capital markets)	452,476	2,765
	Petrofac Limited (Energy equipment & services)	197,700	2,066
	Reckitt Benckiser plc (Household products)	198,000	9,600
*	Rolls-Royce Group plc (Aerospace & defense)	1,005,641	6,089
	Rotork plc (Electronic equipment & instruments)	80,700	1,348
	Standard Chartered plc (Commercial banks)	270,100	6,646
	Tullow Oil plc (Oil, gas & consumable fuels)	296,900	3,796
	Vodafone Group plc (Wireless telecommunication services)	4,443,731	9,814
	Xstrata plc (Metals & mining)	87,031	2,712

			67,854

	Japan - 9.9%
	Aeon Mall Co., Ltd. (Real estate management & development)	94,000	2,802
	Jupiter Telecommunications Co., Ltd. (Media)	3,951	2,845
*	K.K. DaVinci Advisors (Real estate management & development)	1,056	245
	Komatsu, Ltd. (Machinery)	316,700	5,185
	Mitsui & Co., Ltd. (Trading companies & distributors)	257,900	5,380
	Nintendo Co., Ltd. (Software)	21,400	9,077
	Nippon Electric Glass Co., Ltd. (Electronic equipment & instruments)	143,000	1,295
	Suruga Bank, Ltd. (Commercial banks)	338,000	3,934

			30,763

	Issuer	Shares	Value
	Common Stocks-(continued)
	Canada - 8.3%
	Canadian National Railway Company (Road & rail) †	65,337	$3,125
	EnCana Corporation (Oil, gas & consumable fuels)	95,620	6,106
	Potash Corporation of Saskatchewan, Inc. (Chemicals) †	42,656	5,631
	Rogers Communications, Inc., Class “B” (Wireless telecommunication services)	167,900	5,446
	Shoppers Drug Mart Corporation (Food & staples retailing)	112,900	5,448

			25,756

	Emerging Asia - 6.8%
	China - 2.0%
	China Merchants Bank Co., Ltd (Commercial banks)	1,076,000	2,599
	China Oilfield Services (Energy equipment & services)	1,858,000	1,721
	Mindray Medical International, Limited. - ADR (Health care equipment & supplies)	56,400	1,902

			6,222

	India - 3.8%
*	Bharti Airtel Ltd. (Wireless telecommunication services)	205,850	3,491
	Infosys Technologies Limited (IT services)	113,526	3,453
	Sun Pharmaceutical Industries Limited (Pharmaceuticals)	60,500	1,934
	Vedanta Resources plc (Metals & mining)	139,539	2,925

			11,803

	Indonesia - 0.6%
	PT Bank Rakyat Indonesia (Commercial banks)	3,275,500	1,851

	Malaysia - 0.4%
	Kuala Lumpur Kepong Bhd (Food products)	470,400	1,320

	Emerging Europe, Mid-East, Africa - 6.2%
	Czech Republic - 1.0%
	Cez A S (Electric utilities)	48,100	3,011

	Egypt - 0.8%
	Egyptian Financial Group - Hermes Holding S.A.E. (Capital markets)	409,705	2,514

	Israel - 1.5%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	103,400	4,735

	South Africa - 1.9%
	MTN Group, Ltd. (Wireless telecommunication services)	269,361	3,801
	Naspers Limited (Media)	108,900	2,151

			5,952

	Russia - 0.1%
*	PIK Group - CLS (Real estate development & management)**	52,000	270
*	PIK Group - Sponsored GDR 144A (Real estate development & management) †	13,442	70

			340

	United Arab Emirates - 0.9%
	Aldar Properties PJSC (Real estate management & development)	472,800	1,031
	DP World, Ltd. (Marine) †	2,574,918	1,828

			2,859

	Issuer	Shares or Principal Amount	Value
	Common Stocks-(continued)
	Asia - 4.4%
	Australia - 2.4%
	Woolworths Limited (Food & staples retailing)	163,048	$3,592
	WorleyParsons, Ltd. (Energy equipment & services)	154,664	3,825

			7,417

	Hong Kong - 1.1%
	Esprit Holdings, Ltd. (Specialty retail)	304,800	1,889
	Noble Group Limited (Trading companies & distributors)	1,553,000	1,478

			3,367

	Singapore - 0.9%
	Capitaland, Ltd. (Real estate management & development)	117,000	255
	Wilmar International, Ltd. - ADR (Food products)	1,434,700	2,544

			2,799

	Emerging Latin America - 2.6%
	Brazil - 1.0%
	BM&F Bovespa S.A. (Diversified financial services)	373,471	1,668
*	LLX Logistica S.A. (Transportation infrastructure)	76,100	72
*	MMX Mineracao e Metalicos S.A. (Metals & mining)	80,400	376
	Weg S.A. (Machinery)	138,600	1,034

			3,150

	Chile - 0.2%
*	Cencosud S.A. - ADR 144A (Specialty retail)	15,242	538

	Mexico - 0.8%
	Wal-Mart de Mexico Sab de C.V. (Food & staples retailing)	762,800	2,671

	Peru - 0.6%
	Credicorp Ltd. (Commercial banks) †	28,492	1,774

	Total Common Stock - 92.8% (cost $342,277)		289,536

	Investment in Affiliate
	William Blair Ready Reserves Fund	3,883,887	3,884

	Total Investment in Affiliate - 1.2% (cost $3,884)		3,884

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 3.559%, due 10/1/08	$3,000	3,000
	Prudential Funding Demand Note, VRN 6.930%, due 10/1/08	2,750	2,750

	Total Short-Term Investments - 1.9% (cost $5,750)		5,750

	Repurchase Agreement
	State Street Bank and Trust Company, 1.250% dated 9/30/08, due 10/1/08, repurchase price $550, collateralized by Federal Home Loan Bank Note, 2.687% due 2/18/09	$549	549

	Total Repurchase Agreement - 0.2% (cost $549)		549

	Total Investments - 96.1% (cost $352,460)		299,719
	Cash and other assets, less liabilities - 3.9%		12,263

	Net assets - 100.0%		$311,982

*	Non-income producing securities

† = U.S. Listed Foreign Common Stock

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

**	Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.09% of the Fund’s net assets at September 30, 2008. This security was also deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees.

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

At September 30, 2008 the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	18.6%
Financials	15.9%
Consumer Staples	14.3%
Energy	12.6%
Telecommunication Services	9.8%
Health Care	8.5%
Utilities	6.0%
Information Technology	5.9%
Consumer Discretionary	4.4%
Materials	4.0%

Total	100.0%

At September 30, 2008 the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	24.4%
Euro	19.9%
Swiss Franc	10.7%
Japanese Yen	10.6%
U.S. Dollar	8.1%
Canadian Dollar	5.9%
Danish Krone	3.7%
Indian Rupee	3.1%
Australian Dollar	2.6%
Hong Kong Dollar	2.1%
South African Rand	2.0%
Singapore Dollar	1.5%
Brazilian Real	1.1%
All other currencies	4.3%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2008 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Europe - 34.1%
	Austria - 0.9%
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	59,093	$3,587

	Finland - 1.2%
	Nokian Renkaat OYJ (Auto components)	140,426	3,379
	Outotec OYJ (Construction & engineering)	64,645	1,741

			5,120

	France - 6.2%
	April Group S.A. (Insurance)	179,510	8,962
	EDF Energies Nouvelles S.A. (Independent power providers & energy traders)	104,457	5,205
*	Orpea (Heath care providers & services)	191,818	8,122
*	UbiSoft Entertainment S.A. (Software)	54,531	3,794

			26,083

	Germany - 6.2%
	Colonia Real Estate AG (Real estate management & development)	60,208	332
	CTS Eventim AG (Media)	138,275	5,041
*	Manz Automation AG (Semiconductors & semiconductor equipment)	25,320	4,316
*	Roth & Rau AG (Electronic equipment)	56,417	1,976
	Strada Arzneimittel AG (Pharmaceuticals)	205,653	8,237
*	Wire Card AG (IT services)	814,331	6,017

			25,919

	Greece - 2.2%
	Fourlis Holdings S.A. (Household durables)	207,363	4,002
	Jumbo S.A. (Leisure equipment & products)	323,093	5,225

			9,227

	Ireland - 3.5%
*	ICON plc.-ADR (Life science tools & services)	111,323	4,258
*	Norkom Group plc (Software)	638,104	1,179
	United Drug plc (Heath care providers & services)	1,763,380	9,379

			14,816

	Italy - 2.2%
	Danieli & C. Officine Meccaniche SpA (Machinery)	212,273	4,673
	Trevi Finanziaria SpA (Construction & engineering)	270,513	4,491

			9,164

	Netherlands - 3.7%
*	Qiagen N.V. (Life sciences tools & services)	699,189	13,817
*	Smartrac N.V. (Electronic equipment & instruments)	92,544	1,950

			15,767

	Spain - 3.9%
	Grifols S.A. (Biotechnology)	494,796	12,643
	Tecnicas Reunidas S.A. (Construction & engineering)	92,220	3,938

			16,581

	Switzerland - 4.1%
	Burckhardt Compression Holding AG (Machinery)	10,182	1,986
*	Meyer Burger Technology AG (Machinery)	9,156	2,027
	Partners Group Global Opportunities, Ltd. (Capital markets)	72,000	9,017
*	Temenos Group AG (Software)	217,980	4,155

			17,185

	United Kingdom - 19.6%
	Amlin plc (Insurance)	1,883,188	10,776
*	Autonomy Corporation plc (Software)	404,700	7,514
	Aveva Group plc (Software)	219,215	4,520
*	Blinkx plc (Internet software & services)	4,235,401	1,781
*	Ceres Power Holdings plc (Electrical equipment)	704,843	2,069
	Chemring Group plc (Aerospace & defense)	114,673	4,235
*	Climate Exchange plc (Diversified financial services)	95,696	1,765
	Domino’s Pizza UK & IRL plc (Hotels, restaurants, & leisure)	691,464	2,446
	Petrofac, Ltd.(Energy equipment & services)	622,024	6,500
	Rotork plc (Electronic equipment & instruments)	256,721	4,289
	Serco Group plc (Commercial services & supplies)	1,900,486	12,395
	Ultra Electronic Holdings plc (Aerospace & defense)	152,224	3,450
	VT Group plc (Aerospace & defense)	444,303	4,164
	The Weir Group plc (Energy equipment & services)	325,241	3,571
	Wellstream Holdings plc (Energy equipment & services)	368,917	6,793
	John Wood Group plc (Energy equipment & services)	980,852	5,965

			82,233

	Japan - 14.7%
	Aeon Mall Co., Ltd. (Real estate management & development)	466,500	13,904
	Capcom Co., Ltd. (Software)	151,600	4,343
	DeNa Co., Ltd. (Specialty Retail)	1,061	4,275
	EPS Co., Ltd. (Life sciences tools & services)	319	1,016
	FamilyMart Co., Ltd. (Food & staples retailing)	107,000	4,527
	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	105,700	4,626
*	K.K. DaVinci Advisors (Real estate management & development)	8,269	1,920
	Miraial Company, Ltd. (Semiconductors & semiconductor equipment)	14,100	214
	Nitori Company, Ltd. (Specialty retail)	131,450	7,810
	Seven Bank, Ltd. (Commercial banks)	1,832	4,883
	So-net M3, Inc. (Health care technology)	1,316	4,357
	Suruga Bank, Ltd. (Commercial banks)	854,200	9,943

			61,818

	Asia - 9.1%
	Australia - 1.0%
	JB Hi-Fi Limited (Specialty retail)	445,980	4,411

	Hong Kong - 1.9%
	Noble Group Limited (Trading companies & distributors)	8,576,000	8,161

	Singapore - 6.1%
	Olam International, Ltd. (Food & staples retailing)	6,933,700	8,843
	Raffles Education Corp., Ltd. (Diversified consumer services)	17,265,000	8,700
	Straits Asia Resources Limited (Oil, gas, & consumable fuels)	7,735,765	8,130

			25,673

	Issuer	Shares or Principal Amount	Value
	Common Stocks-(continued)

	Emerging Europe, Mid-East, Africa - 5.7%
	Czech Republic - 0.5%
*	Central European Media Enterprises Ltd., Class “A” (Media)†	32,431	$2,121

	Egypt - 1.5%
*	ELSewedy Cables Holding Company (Electrical equipment)	187,189	3,423
*	Ghabbour Auto (Machinery)	152,300	1,108
*	Orascom Development Holding AG (Hotels, restaurants & leisure)	28,373	1,788

			6,319

	Poland - 0.5%
*	Central European Distribution Corporation - ADR (Beverages)	49,263	2,237

	South Africa - 1.3%
*	Eastern Platinum, Ltd. (Metals & mining)	3,259,300	3,001
	Wilson Bayly Holmes-Ovcon Limited (Construction & engineering)	126,092	2,234

			5,235

	United Arab Emirates - 1.9%
	Arabtec Holding Company (Construction & engineering)	686,548	2,372
	Lamprell plc (Energy equipment & services)	627,911	3,623
*	National Central Cooling Company (Building products)	4,776,533	2,021

			8,016

	Emerging Asia - 4.9%
	China - 0.7%
	Li Ning Co., Ltd. (Leisure equipment & products)	781,873	1,372
	Shandong Weigao Group Medical Polymer Company, Ltd. (Health care equipment & supplies)	908,800	1,364

			2,736

	India - 1.4%
	Educomp Solutions, Limited (Diversified consumer services)	28,796	2,109
	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	366,519	3,877

			5,986

	Indonesia - 1.0%
	PT United Tractors Tbk (Machinery)	4,253,500	4,194

	Malaysia - 1.2%
	KNM Group Bhd (Energy equipment & services)	6,364,375	2,358
	Kuala Lumpur Kepong Bhd (Food products)	918,550	2,577

			4,935

	South Korea - 0.6%
	Taewoong Co., Ltd. (Machinery)	39,413	2,623

	Canada - 4.8%
	Canadian Western Bank (Commercial banks)	223,000	4,174
*	Consolidated Thompson Iron Mines, Limited (Metals & mining)	572,178	1,963
*	FNX Mining Company, Inc. (Metals & mining)	551,132	5,831
*	Oilexco, Incorporated (Oil, gas & consumable fuels)	412,993	4,055
*	TriStar Oil & Gas, Ltd. (Oil, gas & consumable fuels)	285,068	4,157

			20,180

	Emerging Latin America - 3.2%
	Brazil - 1.8%
	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	125,800	1,236
*	GVT Holding S.A. (Diversified telecommunication services)	154,500	2,337
*	Lupatech S.A. (Machinery)	89,105	1,686
	Rodobens Negocioa Imobiliarios S.A. (Real estate management & development)	135,500	933
	SLC Agricola S.A. (Food products)	174,100	1,500

			7,692

	Columbia - 1.0%
*	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	642,741	4,065

	Mexico - 0.4%
*	Megacable Holdings Sab de C.V. (Diversified telecommunication services)	1,079,600	1,530

	Total Common Stock — 96.1% (cost $497,182)		403,614

	Investment in Affiliate
	William Blair Ready Reserves Fund	5,273,060	5,273

	Total Investment in Affiliate - 1.2% (cost $5,273)		5,273

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 3.559%, due 10/1/08	$5,069	5,069
	Prudential Funding Demand Note, VRN 6.930%, due 10/1/08	4,065	4,065

	Total Short-term Investments - 2.2% (cost $9,134)		9,134

	Repurchase Agreement
	State Street Bank & Trust Company, 1.250% dated 9/30/08 due 10/1/08, repurchase price $1,042, collateralized by Federal Home Loan Bank Note, 2.687%, due 2/18/09	$1,042	1,042

	Total Repurchase Agreement - 0.2% (cost $1,042)		1,042

	Total Investments - 99.7% (cost $512,631)		419,063
	Cash and other assets, less liabilities - 0.3%		1,114

	Net assets - 100.0%		$420,177

*	Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

VRN = Variable Rate Note

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

At September 30, 2008 the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	18.2%
Health Care	17.7%
Financials	16.7%
Consumer Discretionary	13.8%
Energy	13.2%
Information Technology	10.9%
Consumer Staples	4.9%
Materials	2.7%
Utilities	1.3%
Telecommunication Services	0.6%

100.0%

At September 30, 2008 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	23.8%
British Pound Sterling	12.9%
Canadian Dollar	11.8%
Japanese Yen	11.4%
Brazilian Real	10.8%
Hong Kong Dollar	4.2%
Swiss Franc	4.2%
Singapore Dollar	3.9%
Egyptian Pounds	3.5%
U.S. Dollar	2.8%
Malaysian Ringgit	2.3%
Indonesian Rupiah	1.7%
Indian Rupee	1.5%
South African Rand	1.5%
UAE Dirham	1.3%
Australian Dollar	1.1%
All other currencies	1.3%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2008 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - Emerging Asia - 37.3%
	China - 11.0%
*	Baidu.com, Inc. - ADR (Internet software & services)	43,049	$10,686
	Belle International Holdings Limited (Specialty retail)	4,386,200	3,152
	China High Speed Transmission (Electrical equipment)	2,732,000	5,000
	China Merchants Bank Co., Ltd. (Commercial banks)	1,263,000	3,050
	China Mobile, Ltd. (Wireless telecommunication services)	1,227,300	12,295
	China Oilfield Services (Energy equipment & services)	2,835,000	2,627
	CNOOC Limited (Oil, gas & consumable fuels)	14,931,000	16,773
	Golden Eagle Retail Group, Ltd. (Multiline retail)	1,811,000	1,480
	Li Ning Co., Ltd. (Leisure equipment & products)	1,294,500	2,271
	Mindray Medical International Limited - ADR (Health care equipment & supplies)	95,400	3,218
	Shandong Weigao Group Medical Polymer Company, Ltd. (Health care equipment & supplies)	1,508,700	2,264

			62,816

	India - 17.5%
	Asian Paints Limited (Chemicals)	89,600	2,284
*	Bharti Airtel, Ltd. (Wireless telecommunication services)	785,433	13,322
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	3,980,700	18,225
	Educomp Solution, Limited (Diversified consumer services)	46,200	3,384
	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	465,891	4,928
	Housing Development Finance Corp. (Thrifts & mortgage finance)	229,407	10,669
	Infosys Technologies Limited (IT services)	569,300	17,314
	Larsen & Toubro, Ltd. (Construction & engineering)	188,689	9,983
	Shoppers’ Stop, Ltd. (Multiline retail)	261,960	1,239
	Sun Pharmaceutical Industries Limited (Pharmaceuticals)	284,306	9,088
	Vedanta Resources plc (Metals & mining)	442,300	9,271

			99,707

	Indonesia - 3.4%
	PT Bank Rakyat Indonesia (Commercial banks)	14,161,000	8,001
*	PT London Sumatra Indones (Food products)	8,898,000	3,297
	PT United Tractors Tbk (Machinery)	8,060,500	7,948

			19,246

	Malaysia - 1.5%
	KNM Group Bhd (Energy equipment & services)	9,099,000	3,371
	Kuala Lumpur Kepong Bhd (Food products)	1,883,550	5,285
	Zelan Bhd (Construction & engineering)	360,600	149

			8,805

	South Korea - 2.7%
	LG Household & Health Care, Ltd. (Household products)	43,739	7,315
	Megastudy Co., Ltd. (Diversified consumer services)	15,010	2,286
	Taewoong Co., Ltd. (Machinery)	85,069	5,663

			15,264

	Taiwan - 0.9%
	Himax Technologies, Inc. - ADR (Semiconductors & semiconductor equipment)	1,792,477	5,180

	Thailand - 0.3%
	Minor International PCL (IT services)	4,434,900	1,454

	Issuer	Shares	Value
	Emerging Europe, Mid-East, Africa - 30.5%
	Czech Republic - 4.6%
*	Central European Media Enterprises, Ltd. Class “A” - (Media)†	95,800	$6,265
	CEZ (Electric utilities)	320,900	20,087

			26,352

	Egypt - 4.0%
	Egyptian Financial Group - Hermes Holding S.A.E. (Capital markets)	434,637	2,667
	El Ezz Steel Rebars S.A.E. (Metals & mining)	874,800	2,934
*	ELSewedy Cables Holding Company (Electrical equipment)	357,179	6,531
	Orascom Construction Industries (Construction & engineering)	140,877	8,103
*	Orascom Hotels and Development (Hotels, restaurants & leisure)	38,542	2,429

			22,664

	Israel - 6.9%
	Israel Chemicals Limited (Chemicals)	808,000	11,279
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	620,604	28,417

			39,696

	Poland - 0.5%
*	Central European Distribution Corporation - ADR (Beverages)	60,600	2,752

	Russia - 2.0%
*	LSR Group O.J.S.C. - GDR (Real estate management & development)	219,600	1,174
*	Magnit - CLS (Multiline retail)†	63,410	2,091
*	PIK Group - CLS (Real estate development & management)**†	486,900	2,532
*	PIK Group - Sponsored GDR 144A (Real estate development & management)	10,185	53
*	X5 Retail Group N.V. - GDR (Food & staples retailing)	248,850	5,368

			11,218

	South Africa - 4.2%
*	Eastern Platinum, Ltd. (Metals & mining)	1,390,000	1,280
	MTN Group, Ltd. (Wireless telecommunication services)	976,979	13,786
	Naspers, Ltd. (Media)	277,800	5,487
	Wilson Bayly Holmes-Ovcon Limited (Construction & engineering)	187,930	3,329

			23,882

	Turkey - 3.7%
	Bim Birlesik Magazalar A.S. (Food & staples retailing)	185,660	5,759
	Coca Cola Icecek A.S. (Beverages)	544,000	4,347
*	Turkiye Garanti Bankasi A.S. (Commercial banks)	4,579,266	10,838

			20,944

	United Arab Emirates - 4.6%
	Aldar Properties PJSC (Real estate management & development)	1,497,200	3,265
	Arabtec Holding Company (Construction & engineering)	1,000,200	3,456
	DP World, Ltd. (Marine)†	19,995,438	14,197
	Lamprell plc (Energy equipment & services)	472,400	2,726
*	National Central Cooling Company (Building products)	6,047,661	2,559

			26,203

	Issuer	Shares	Value
	Emerging Latin America - 28.5%
	Brazil - 18.1%
	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	247,800	$2,435
	BM&F Bovespa S.A. (Diversified financial services)	493,434	2,204
*	BR Malls Participacoes S.A. (Real estate management & development)	319,200	1,929
	Companhia Vale do Rio Doce ADR (Metals & mining)	1,163,317	22,277
	Cyrela Brazil Realty S.A. (Household durables)	615,662	6,309
*	GP Investments, Ltd. (Diversified financial services)	754,600	4,481
*	GVT Holding S.A. (Diversified telecommunication services)	548,100	8,293
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	383,115	2,839
*	Lupatech S.A. (Machinery)	261,900	4,955
*	MMX Mineracao e Metalicos S.A. (Metals & mining)	334,500	1,564
	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	10,700	2,176
*	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	1,519,080	28,020
	Redecard S.A. (IT services)	613,600	8,023
	Rodobens Negocioa Imobiliarios S.A. (Real estate management & development)	344,800	2,374
	SLC Agricola S.A. (Food products)	440,700	3,796
	Totvs S.A. (Software)	67,000	1,584

			103,259

	Chile - 1.0%
*	Cencosud S.A. -ADR 144A (Specialty retail)	56,003	1,977
	S.A.C.I. Falabella S.A. (Multiline retail)	1,098,554	3,838

			5,815

	Mexico - 8.1%
*	Desarrolladora Homex S.A. de C.V. - ADR (Household durables)	146,400	6,474
	Fomento Economico Mexicano S.A. - ADR (Beverages)	279,545	10,662
	Grupo Financiero Banorte S.A. de C.V. (Commercial banks)	2,133,200	6,807
*	Groupo Famsa S.A. (Multiline retail)	75,300	171
*	Megacable Holdings Sab de C.V. (Diversified telecommunication services)	2,794,000	3,960
*	Promotora Ambiental Sab de C.V. (Commercial services & supplies)**	1,114,350	2,130
	Wal-Mart de Mexico Sab de C.V. (Food & staples retailing)	4,643,200	16,261

			46,465

	Peru - 1.3%
	Credicorp, Ltd. (Commercial banks)†	122,000	7,594

	Europe - 1.6%
	Luxembourg - 1.6%
	Millicom International Cellular S.A. (Wireless telecommunication services)†	137,500	9,442

	Total Common Stock - 97.9% (cost $717,983)		558,758

Issuer	Shares or Principal Amount	Value
Preferred Stock
Brazil - 1.2%
All America Latin Logistica (Road & rail)	794,200	$5,426
Banco Sofisa S.A. (Commercial banks)	637,600	1,538

		6,964

Total Preferred Stock - 1.2% (cost $12,448)		6,964

Investment in Affiliate
William Blair Ready Reserves Fund	1,358,231	1,358

Total Investment in Affiliate - 0.2% (cost $1,358)		1,358

Short-Term Investments
American Express Credit Corp. Demand Note, VRN 3.559%, due 10/1/08	$2,025	2,025
Prudential Funding Demand Note, VRN 6.930%, due 10/1/08	2,000	2,000

Total Short-Term Investments - 0.7% (cost $4,025)		4,025

Repurchase Agreement
State Street Bank & Trust Company, 1.250% dated 9/30/08 due 10/1/08, repurchase price $1,619, collateralized by Federal Home Loan Bank Note, 2.687%, due 2/18/09	$1,619	1,619

Total Repurchase Agreement - 0.3% (cost $1,619)		1,619

Total Investments - 100.3% (cost $737,433)		572,724
Liabilities, plus cash and other assets - (0.3)%		(1,846)

Net assets - 100.0%		$570,878

*	Non-income producing securities

† = U.S. listed Foreign Security

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

**	Fair valued pursuant to Valuation Procedures adopted by Board of Trustees. These holdings represents 0.82% of the Fund’s net assets at September 30, 2008. These securities was also deemed illiquid pursuant to Liquidity Procedures securities pursuant to Valuation Procedures approved by the Board of Trustees.

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

At September 30, 2008 the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	14.0%
Energy	13.1%
Financials	12.7%
Consumer Staples	12.2%
Telecommunication Services	10.1%
Consumer Discretionary	9.3%
Materials	9.0%
Health Care	8.5%
Information Technology	7.6%
Utilities	3.5%

Total	100.0%

At September 30, 2008 the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	24.8%
Indian Rupee	16.0%
Brazilian Real	15.5%
Hong Kong Dollar	8.7%
Mexican Nuevo Peso	5.2%
South African Rand	4.0%
Turkish Lira Spot	3.7%
Egyptian Pound	3.6%
Czech Koruna	3.5%
Indonesian Rupiah	3.4%
South Korean Won	2.7%
British Pound Sterling	2.1%
Israeli Shekel	2.0%
Uae Dirham Spot	1.6%
Malaysian Ringgit	1.6%
All Other Currencies	1.6%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, September 30, 2008 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - Emerging Asia - 34.2%
	China - 12.5%
*	Baidu.com, Inc. - ADR (Internet software & services)	9,826	$2,439
	Belle International Holdings Limited (Specialty retail)	989,000	711
	China Merchants Bank Co., Ltd. (Commercial banks)	287,000	693
	China Mobile, Ltd. (Wireless telecommunication services)	245,000	2,454
	CNOOC Limited (Oil, gas & consumable fuels)	1,754,000	1,970

			8,267

	India - 21.7%
*	Bharti Airtel, Ltd. (Wireless telecommunication services)	151,373	2,568
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	504,900	2,312
	Housing Development Finance Corp. (Thrifts & mortgage finance)	39,494	1,837
	Infosys Technologies Limited (IT services)	69,000	2,099
	Larsen & Toubro, Ltd. (Construction & engineering)	45,893	2,428
	Sun Pharmaceutical Industries Limited (Pharmaceuticals)	65,014	2,078
	Vedanta Resources plc (Metals & mining)	49,700	1,042

			14,364

	Emerging Europe, Mid-East, Africa - 33.2%
	Czech Republic - 4.6%
	CEZ (Electric utilities)	48,000	3,005

	Egypt - 2.4%
	Orascom Construction Industries (Construction & engineering)	27,875	1,603

	Israel - 10.1%
	Israel Chemicals Limited (Chemicals)	167,800	2,342
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	95,000	4,350

			6,692

	Russia - 1.4%
*	LSR Group O.J.S.C. - GDR (Real estate management & development)	45,200	242
*	PIK Group - Sponsored ADR 144A (Real estate development & management)	6,825	36
*	X5 Retail Group N.V. - GDR (Food & staples retailing)	30,020	648

			926

	South Africa - 6.9%
	MTN Group, Ltd. (Wireless telecommunication services)	230,805	3,257
	Naspers, Ltd. (Media)	63,900	1,262

			4,519

	Turkey - 3.6%
*	Turkiye Garanti Bankasi A.S. (Commercial banks)	991,853	2,347

	United Arab Emirates - 4.2%
	DP World, Ltd. (Marine)†	3,926,475	2,788

	Issuer	Shares or Principal Amount	Value
	Emerging Latin America - 28.0%
	Brazil - 15.5%
	BM&F Bovespa S.A. (Diversified financial services)	72,090	$322
	Companhia Vale do Rio Doce ADR (Metals & mining)	163,102	3,123
*	MMX Mineracao e Metalicos S.A. (Metals & mining)	11,400	53
*	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	2,500	508
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	213,000	3,929
	Redecard S.A. (IT services)	133,600	1,747
	Weg S.A. (Machinery)	73,900	551

			10,233

	Chile - 1.6%
*	Cencosud S.A. - ADR 144A (Specialty retail)	10,316	364
	S.A.C.I. Falabella S.A. (Multiline retail)	197,024	688

			1,052

	Mexico - 9.8%
	Fomento Economico Mexicano, S.A.B de C.V. - ADR (Beverages)	50,981	1,944
	Grupo Financiero Banorte S.A. de C.V. (Commercial banks)	422,100	1,347
	Wal-Mart de Mexico Sab de C.V. (Food & staples retailing)	916,700	3,210

			6,501

	Peru - 1.1%
	Credicorp, Ltd. (Commercial banks)†	12,000	747

	Common Stocks -Europe 2.7%
	Luxembourg - 2.7%
	Millicom International Cellular S.A. (Wireless telecommunication services)†	26,100	1,792

	Total Common Stock - 98.1% (cost $84,242)		64,836

	Preferred Stock
	Brazil - 1.4%
	All America Latin Logistica (Road & rail)	136,200	931

	Total Preferred Stock - 1.4% (cost $1,281)		931

	Investment in Affiliate
	William Blair Ready Reserves Fund	1,638,392	1,638
	Total Investment in Affiliate - 2.5% (cost $1,638)		1,638

	Repurchase Agreement
	State Street Bank and Trust Company, 1.250% dated 9/30/08, due 10/1/08,repurchase price $112, collateralized by Federal Home Loan Bank Note, 2.687% due 2/18/09	$112	112

	Total Repurchase Agreement - 0.2% (cost $112)		112

	Total Investments - 102.2% (cost $87,273)		67,517
	Liabilities, plus cash and other assets - (2.2)%		(1,414)

	Net assets - 100.0%		$66,103

*	Non-income producing securities

† = U.S. listed Foreign Security

ADR = American Depository Receipt

GDR = Global Depository Receipt

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

At September 30, 2008 the Fund’s Portfolio of Investments includes the following industry categories:

Telecommunication Services	15.3%
Energy	13.3%
Industrials	12.6%
Financials	11.5%
Materials	10.0%
Health Care	9.8%
Information Technology	9.5%
Consumer Staples	9.4%
Utilities	4.6%
Consumer Discretionary	4.0%

Total	100.0%

At September 30, 2008 the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	28.1%
Indian Rupee	20.3%
Brazilian Real	12.2%
Hong Kong Dollar	8.8%
Mexican Nuevo Peso	6.9%
South African Rand	6.9%
Czech Koruna	4.6%
Turkish Lira Spot	3.6%
Israeli Shekel	3.5%
Egyptian Pound	2.4%
British Pound Sterling	1.6%
Chilean Peso	1.1%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

Value Discovery Fund

Portfolio of Investments, September 30, 2008 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials - 29.3%
*	Argonaut Group, Inc. †	22,922	$845
	Ashford Hospitality Trust, Inc.	90,035	365
	Astoria Financial Corporation	27,380	568
	Bank Of Hawaii Corporation	13,240	708
	Boston Private Financial Holdings, Inc.	48,709	426
	Cogdell Spencer, Inc.	45,265	726
	Delphi Financial Group, Class “A”	19,365	543
	East West Bancorp, Inc.	23,672	324
	First Midwest Bancorp Incorporated	24,794	601
	First Potomac Realty Trust	54,050	929
	FirstMerit Corporation	26,835	563
	Hanover Insurance Group, Inc.	21,680	987
	Iberiabank Corporation	7,990	422
	Kite Realty Group Trust	46,820	515
	Lasalle Hotel Properties	19,365	452
	MeadowBrook Insurance Group, Inc.	81,015	572
	Mid-American Apartment Communities, Inc.	12,580	618
	Old National Bancorp	32,770	656
	Onebeacon Insurance Group, Ltd. †	28,463	602
*	PMA Capital Corporation, Class “A”	66,118	583
*	SVB Financial Group	10,234	593
	Wilmington Trust Corporation	14,172	408

			13,006

	Industrials - 15.5%
	Acuity Brands, Inc.	12,000	501
	Brady Corporation	17,625	622
*	EMCOR Group, Inc.	19,280	507
*	Esco Technologies, Inc.	12,740	614
	G & K Services, Inc.	13,490	446
	Heidrick & Struggles International, Inc.	15,190	458
	Interface, Inc., Class “A”	39,555	450
	Kaydon Corporation	12,660	570
*	Old Dominion Freight Line, Inc.	15,210	431
	Quanex Building Products Corporation	16,965	259
	Simpson Manufacturing Co., Inc.	16,780	455
	Tal International Group, Inc.	25,570	532
	Toro Company	14,150	584
	Triumph Group, Inc.	10,325	472

			6,901

	Information Technology - 12.4%
	ADTRAN, Inc.	20,190	393
*	Anixter International, Inc.	9,600	571
*	Avid Technology, Inc.	23,071	555
*	EarthLink, Inc.	54,040	459
*	MICROS Systems, Inc.	22,795	608
*	Parametric Technology Corporation	35,090	646
*	Semitool, Inc.	52,054	426
*	SRA International, Inc.	21,765	493
*	Sybase, Inc.	15,175	465
*	Ultra Clean Holdings, Inc.	60,168	303
	United Online, Inc.	65,210	614

			5,533

	Consumer Discretionary - 10.7%
	Ameristar Casinos, Inc.	37,655	534
*	ATC Technology Corporation	21,270	505
	Callaway Golf Company	39,640	558
	Christopher & Banks Corporation	65,292	501
*	Gaylord Entertainment Company	17,665	519
	Interactive Data Corporation	16,715	422
*	Jack In The Box, Inc.	26,565	560
*	Rent-A-Center, Inc.	26,980	601
	Wolverine World Wide, Inc.	21,050	557

			4,757

	Utilities - 6.8%
	ALLETE, Inc.	14,420	642
	Avista Corporation	25,655	557
	Cleco Corporation	25,345	640
	Northwest Natural Gas Company	11,335	589
	South Jersey Industries, Inc.	16,800	600

			3,028

	Materials - 6.3%
	Arch Chemicals, Inc.	14,815	523
*	Intrepid Potash, Inc.	11,469	346
	Minerals Technologies, Inc.	8,385	498
*	Polyone Corporation	60,160	388
	Silgan Holdings, Inc.	14,400	736
	Texas Industries, Inc.	7,280	297

			2,788

	Health Care - 4.8%
*	Magellan Health Services	11,090	455
*	Matrixx Inititives, Inc.	32,929	592
*	Pediatrix Medical Group	9,648	520
*	Varian, Inc.	12,994	557

			2,124

	Energy - 3.8%
	Berry Petroleum Corporation, Class “A”	13,655	529
*	Forest Oil Corporation	5,048	250
*	Newpark Resources, Inc.	80,187	585
*	TETRA Technologies, Inc.	23,420	324

			1,688

	Consumer Staples - 3.6%
	Flowers Foods, Inc.	18,320	538
	J&J Snack Foods	14,647	497
	Spartan Stores, Inc.	22,630	563

			1,598

	Telecommunication Services - 1.2%
*	Syniverse Holdings, Inc.	30,950	514

	Total Common Stock - 94.4% (cost $43,456)		41,937

	Investment in Affiliate
	William Blair Ready Reserves Fund	232,844	233

	Total Investment in Affiliate - 0.5% (cost $233)		233

	Repurchase Agreement
	State Street Bank and Trust Company, 1.250% dated 9/30/08, due 10/1/08,repurchase price $1,290, collateralized by Federal Home Loan Bank Note, 2.687% due 2/18/09	$1,290	1,290

	Total Repurchase Agreement - 2.9% (cost $1,290)		1,290

	Total Investments - 97.8% (cost $44,979)		43,460
	Cash and other assets, less liabilities -2.2%		970

	Net assets - 100.0%		$44,430

*	Non-income producing

† = U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments.

Bond Fund

Portfolio of Investments, September 30, 2008 (all amounts in thousands) (unaudited)

		Principal Amount	Value
U.S. Government and U.S. Government Agency - 61.1%
U.S. Treasury - 7.7%
U.S. Treasury Note, 4.750%, due 2/15/10		$3,000	$3,118
U.S. Treasury Note, 4.250%, due 9/30/12		210	222
U.S. Treasury Note, 4.750%, due 5/15/14		105	115
U.S. Treasury Note, 4.750%, due 8/15/17		250	268
U.S. Treasury Note, 5.500%, due 8/15/28		400	456
U.S. Treasury Note, 4.500%, due 2/15/36		1,250	1,283

Total U.S. Treasury Obligations		5,215	5,462

Government National Mortgage Association (GNMA)- 1.1%
#357752, 7.000%, due 4/15/09		1	1
GNR 2006-67 GB, 4.071%, due 9/16/34		750	735

Total GNMA Mortgage Obligations		751	736

Federal Home Loan Mortgage Corp. (FHLMC) - 11.3%

#G10330, 7.000%, due 1/1/10		15	15
#G90024, 7.000%, due 1/20/13		115	121
#G30093, 7.000%, due 12/1/17		59	62
#G30255, 7.000%, due 7/1/21		124	131
#E02360, 6.500%, due 7/1/22		985	1,024
#D95897, 5.500%, due 3/1/23		416	417
#G10728, 7.500%, due 7/1/32		418	453
#C01385, 6.500%, due 8/1/32		571	590
#A62179, 6.000%, due 6/1/37		1,331	1,353
#A63539, 6.000%, due 7/1/37		1,842	1,874
#A78138, 5.500%, due 6/1/38		1,967	1,961

Total FHLMC Mortgage Obligations		7,843	8,001

Federal National Mortgage Association (FNMA) - 41.0%
#535559, 7.500%, due 9/1/12		568	589
#598453, 7.000%, due 6/1/15		13	13
#689612, 5.000%, due 5/1/18		746	751
#747903, 4.500%, due 6/1/19		645	634
#253847, 6.000%, due 5/1/21		442	452
#900725, 6.000%, due 8/1/21		373	380
#545437, 7.000%, due 2/1/32		317	333
#254548, 5.500%, due 12/1/32		1,766	1,767
#555522, 5.000%, due 6/1/33		814	796
#190337, 5.000%, due 7/1/33		691	676
#254868, 5.000%, due 9/1/33		1,436	1,404
#190340, 5.000%, due 9/1/33		2,416	2,362
#555880, 5.500%, due 11/1/33		847	847
#725027, 5.000%, due 11/1/33		1,150	1,124
#725205, 5.000%, due 3/1/34		894	874
#725238, 5.000%, due 3/1/34		899	879
#725220, 5.000%, due 3/1/34		1,696	1,658
#725232, 5.000%, due 3/1/34		2,363	2,310
#725424, 5.500%, due 4/1/34		908	908
#725611, 5.500%, due 6/1/34		715	715
#745092, 6.500%, due 7/1/35		898	928
#845188, 6.000%, due 12/1/35		795	806
#848782, 6.500%, due 1/1/36		1,353	1,393
#849191, 6.000%, due 1/1/36		163	165
#256859, 5.500%, due 8/1/37		1,782	1,758
#888967, 6.000%, due 12/1/37		2,057	2,098
#934006, 6.500%, due 9/1/38		2,300	2,361

Total FNMA Mortgage Obligations		29,047	28,981

	NRSRO Rating	Principal Amount	Value
Non-Agency Mortgage-Backed Obligations - 6.1%
Countrywide Alternative Loan Trust, 2003-11T1, Tranche M,
4.750%, due 7/25/18	AA+	$322	$308
First Plus 1997-4 M1
7.640%, due 9/11/23	AA	257	255
Aames Mortgage Trust, 2001-1, Tranche M2,
7.588%, due 6/25/31	A	133	81
LSSCO, 2004-2, Tranche M2,
5.620%, due 2/28/33, VRN*	A	195	155
CWL, 2003-5, Tranche MF2,
5.959%, due 11/25/33	Aa1	231	143
Renaissance Home Equity Loan Trust, 2004-2, Tranche M5,
6.455%, due 7/25/34	A	515	302
FHASI, 2004-AR4, Tranche 3A1,
4.603%, due 8/25/34, VRN	AAA	717	634
Security National Mortgage Loan Trust, 2004-2A, Tranche M2,
6.352%, due 11/25/34	A	31	29
Security National Mortgage Loan Trust, 2005-1A, Tranche M2,
6.530%, due 2/25/35*	A	22	16
Soundview Home Equity Loan Trust, 2005-B, Tranche M1,
5.635%, due 5/25/35	Aaa	188	177
Structured Asset Securities Corp., 2005-9XS, Tranche 1A2A,
4.8400%, due 6/25/35	AAA	485	472
Structured Asset Securities Corp., 2005-9XS, Tranche 1A2C,
4.950%, due 6/25/35	AAA	227	220
Structured Asset Securities Corp., 2005-9XS, Tranche A2B,
6.500%, due 6/25/35	AAA	300	300
Chase Mortgage Finance Corporation, 2006-A1, Tranche A3,
6.000%, due 9/25/36	Aaa	700	496
Mid-State Trust 2004-1, Tranche A,
6.005%, due 8/15/37	AAA	725	663
Statewide Mortgage Loan Trust, 2006-1A, Tranche A2,
7.660%, due 9/25/37*	AAA	70	50

Total Non-Agency Mortgage-Backed Obligations		5,118	4,301

Corporate Obligations - 31.2%
Consolidated Edison Company of New York,
7.150%, due 12/1/09	A1	500	515
Household Finance Corporation,
8.000%, due 7/15/10	AA-	500	510
Simon Property Group, Inc.,
6.350%, due 8/28/12	A-	500	493
Cox Communications, Inc.,
7.125%, due 10/1/12	BBB	400	408
Boeing Capital Corporation,
5.800%, due 1/15/13	A+	400	414
Wells Fargo & Company,
4.375%, due 1/31/13	AA+	350	322
PepsiCo, Inc.,
4.650%, due 2/15/13	Aa2	550	558
Verizon Communications,
4.350%, due 2/15/13	A	600	560
Weatherford International, Ltd.,
5.150%, due 3/15/13	BBB+	650	626
John Deere Capital Corporation,
4.500%, due 4/3/13	A	700	668
Wal-Mart Stores, Inc.,
4.250%, due 4/15/13	AA	700	687
American Movil SAB de C.V.,
5.500%, due 3/1/14	A3	700	656
AT&T, Inc.,
5.100%, due 9/15/14	A	700	655
Goldman Sachs Group, Inc.,
5.000%, due 10/1/14	AA-	545	455
CODELCO, Inc. - 144A,
4.750%, due 10/15/14	Aa3	400	380

Bond Fund

Portfolio of Investments, September 30, 2008 (all amounts in thousands) (unaudited)

Principal Amount	NRSRO Rating	Principal Amount	Value
Corporate Obligations - (continued)
Johnson Controls, Inc.,
5.500%, due 1/15/16	A-	400	381
ProLogis,
5.750%, due 4/1/16	BBB+	400	349
XTO Energy, Inc.,
5.650%, due 4/1/16	BBB	700	654
Omnicom Group, Inc.,
5.900%, due 4/15/16	A-	400	394
Yum!, Brands, Inc.,
6.250%, due 4/15/16	BBB-	700	679
SAB Miller plc,
6.500%, due 7/1/16	BBB+	700	678
Petrobras International Finance Company,
6.125%, due 10/6/16	Baa1	400	377
DuPont (E.I.) de Nemours,
5.250%, due 12/15/16	A	500	469
J.P. Morgan Chase & Co.,
6.125%, due 6/27/17	Aa3	600	546
Kimberly-Clark,
6.125%, due 8/1/17	A	600	601
American Express,
6.150%, due 8/28/17	A+	600	511
IBM Corporation,
5.700%, due 9/14/17	A+	700	678
Exelon Generation Company, LLC.,
6.200%, due 10/1/17	A3	600	527
Union Pacific Corporation,
5.750%, due 11/15/17	BBB	525	486
Tesco plc,
5.500%, due 11/15/17	A	600	537
Abbott Laboratories,
5.600%, due 11/30/17	AA	600	582
Philip Morris International, Inc.,
5.650%, due 5/16/18	A+	500	462
Iron Mountain, Incorporated,
8.000%, due 6/15/20	B+	750	720
Ras Laffan Lng II,
5.298%, due 9/30/20*	Aa2	400	358
Southwest Airlines Co.,
6.150%, due 8/1/22	AA-	725	689
Kroger Company,
8.000%, due 9/15/29	Baa2	400	414
Conoco Funding Company,
7.250%, due 10/15/31	A1	400	425
Kohl’s Corporation,
6.000%, due 1/15/33	BBB+	400	310
Pacific Gas and Electric Company,
6.050%, due 3/1/34	A	250	221
Teva Pharmaceutical Finance LLC,
6.150%, due 2/1/36	BBB+	300	263
Wisconsin Electric Power Company,
5.700%, due 12/1/36	A1	500	408
Comcast Corporation,
6.450%, due 3/15/37	BBB+	300	242
Target Corporation,
6.500%, due 10/15/37	A+	500	459
McDonald’s Corporation,
6.300%, due 3/1/38	A	500	482
Florida Power and Light Group Capital, Inc.,
6.650%, due 6/15/67, VRN	A3-	300	238

Total Corporate Obligations		23,445	22,047

Total Fixed Income - 98.4% (Cost $71,385)		71,419	69,528

Short-Term Investments
American Express Credit Corp. Demand Note,
VRN 3.559%, due 10/1/08	A+	$279	279
Prudential Funding Demand Note,	A+	210	210

VRN 6.930%, due 10/1/08
Total Short-Term Investments - 0.7% (cost $489)		489	489

Repurchase Agreement
State Street Bank & Trust Company, 1.250% dated 9/30/08 due 10/1/08, repurchase price $166, collateralized by Federal National Mortgage Association Note, 2.687%, due 2/18/09	AAA	$166	166

Total Repurchase Agreement - 0.2% (Cost $166)		166	166

Total Investments - 99.3% (cost $72,040)		$72,074	70,183

Cash and other assets, less liabilities - 0.7%			505

Net Assets - 100.0%			$70,688

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization, such as S&P, Moody’s or Fitch (unaudited)

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury

*	Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.82% of the net assets at September 30, 2008.

See accompanying Notes to Portfolio of Investments.

Income Fund

	Principal Amount	Value
U.S. Government and U.S. Government Agency - 52.6%

U.S. Treasury - 31.5%
U.S. Treasury Note,	$7,000	$7,441
6.500%, due 2/15/10
U.S. Treasury Note,	22,150	23,465
4.250%, due 9/30/12
U.S. Treasury Note,	9,000	9,830
4.750%, due 5/15/14
U.S. Treasury Note,	6,560	7,219
5.125%, due 5/15/16
U.S. Treasury Note,	3,900	4,181

4.750%, due 8/15/17
Total U.S. Treasury Obligations	48,610	52,136

Government National Mortgage Association (GNMA) - 0.3%
#780405, 9.500%, due 11/15/17	310	336
#357322, 7.000%, due 9/15/23	174	184

Total Government National Mortgage Association	484	520

Federal Home Loan Mortgage Corp. (FHLMC) - 6.0%
1612 SE, 8.100%, due 11/15/08	30	30
#G90028, 7.000%, due 5/17/09	13	13
#E80050, 6.000%, due 10/1/09	28	29
#G90019, 7.500%, due 12/17/09	50	51
#E00436, 7.000%, due 6/1/11	192	201
#G10708, 6.500%, due 8/1/12	127	132
#E72924, 7.000%, due 10/1/13	593	625
#E81697, 8.000%, due 5/1/15	1,520	1,620
#E81703, 7.000%, due 5/1/15	613	645
#E81908, 8.500%, due 12/1/15	100	113
#J02184, 8.000%, due 4/1/16	1,077	1,144
#G90022, 8.000%, due 9/17/16	428	453
#E90398, 7.000%, due 5/1/17	1,034	1,090
#M30028, 5.500%, due 5/1/17	124	126
#C67537, 9.500%, due 8/1/21	64	70
#D95621, 6.500%, due 7/1/22	2,602	2,692
#A45790, 7.500%, due 5/1/35	767	830

Total FHLMC Mortgage Obligations	9,362	9,864

Federal National Mortgage Association (FNMA) - 14.8%
#1993-196, Tranche SA,15.920%, due 10/25/08,VRN	2	2
#1993-221, Tranche SG, 7.932%, due 12/25/08, VRN	12	12
#765396, 5.500%, due 1/1/09	6	6
#2002-27, Tranche SW, 12.075%, due 5/25/2009 VRN	566	571
#695512, 8.000%, due 9/1/10	129	133
#725479, 8.500%, due 10/1/10	177	179
#313816, 6.000%, due 4/1/11	168	172
#577393, 10.000%, due 6/1/11	96	103
#577395, 10.000%, due 8/1/11	397	423
#254788, 6.500%, due 4/1/13	287	295
#725315, 8.000%, due 5/1/13	324	342
#593561, 9.500%, due 8/1/14	258	281
#567027, 7.000%, due 9/1/14	1,207	1,273
#458124, 7.000%, due 12/15/14	175	184
#567026, 6.500%, due 10/1/19	968	1,005
#576554, 8.000%, due 1/1/16	1,050	1,114
#576553, 8.000%, due 2/1/16	1,754	1,878
#555747, 8.000%, due 5/1/16	236	249
#735569, 8.000%, due 10/1/16	1,323	1,399

	NRSRO Rating	Principal Amount	Value
Federal National Mortgage Association (FNMA) - 14.8% - (continued)
#725410, 7.500%, due 4/1/17		838	881
#643217, 6.500%, due 6/1/17		321	334
#679247, 7.000%, due 8/1/17		1,272	1,351
#740847, 6.000%, due 10/1/18		987	1,007
#852864, 7.000%, due 7/1/20		2,546	2,688
#835563, 7.000%, due 10/1/20		1,016	1,077
#735574, 8.000%, due 3/1/22		596	649
#679253, 6.000%, 10/1/22		1,424	1,456
#1993-19, Tranche SH, 11.234%, due 4/25/23, VRN		11	12
#806458, 8.000%, due 6/1/28		648	706
#880155, 8.500%, due 7/1/29		1,090	1,199
#797846, 7.000%, due 3/1/32		1,343	1,418
#745519, 8.500%, due 5/1/32		736	809
#654674, 6.500%, due 9/1/32		249	258
#733897, 6.500%, due 12/1/32		381	392
#458147, 10.000%, due 8/15/34		616	702

Total FNMA Mortgage Obligations		23,209	24,560

Non-Agency Mortgage-Backed Obligations - 57%
ABFS, 2002-2, Tranche A6,	AAA	102	101
5.850%, due 3/15/19
First Plus, 1997-4, Tranche A8,	AAA	40	40
7.810%, due 9/11/23
First Plus, 1997-4, Tranche M1,	AA	874	866
7.640%, due 9/11/23
First Plus, 1997-4, Tranche M2,	A	184	175
7.830%, due 9/11/23
First Plus, 1998-2, Tranche M2,	A	118	113
8.010%, due 5/10/24
First Plus, 1998-3, Tranche M2,	A	325	312
7.920%, due 5/10/24, VRN
Security National Mortgage Loan Trust, 2004-1A, Tranche M2,	A	873	773
6.750%, due 06/25/32
LSSCO, 2004-2, Tranche M1,	AA	509	496
5.620%, due 2/28/33, VRN*
LSSCO, 2004-2, Tranche M2,	A	390	310
5.620%, due 2/28/33, VRN*
ABFS, 2002-2, Tranche A-7,	AAA	14	14
5.215%, due 7/15/33
Residential Asset Mortgage Products, 2003-RS9, Tranche MI2,	Aa3	1,160	691
6.300%, due 10/25/33
Security National Mortgage Loan Trust, 2004-2A, Tranche M2,	A	1,346	1,291
6.352%, due 11/25/34
Security National Mortgage Loan Trust, 2005-1A, Tranche B1,	BBB	831	637
7.450%, due 2/25/35*
Security National Mortgage Loan Trust, 2005-1A, Tranche M2,	A	1,290	962
6.530%, due 2/25/35*
Soundview Home Equity Loan Trust, 2005-B, Tranche M1	Aaa	475	445
5.635%, due 5/25/35
Blackrock Capital Finance, 1997-R1 WAC,	AAA-	274	247
1.843%, due 3/25/37, VRN*
Statewide Mortgage Loan Trust, 2006-1A, Tranche A2,	AAA	2,638	1,873

7.660%, due 9/25/37*
Total Non-Agency Mortgage-Backed Obligations		11,443	9,346

Income Fund

	NRSRO Rating	Principal Amount	Value
Corporate Obligations - 38.3%
Diageo Capital PLC,
7.250%, due 11/1/09	A	$1,500	$1,537
Philips Petroleum,
8.750%, due 5/25/10	A1	1,500	1,611
HSBC Finance Corporation,
8.000%, due 7/15/10	AA-	1,450	1,480
Textron, Inc.,
4.500%, due 8/1/10	A-	1,250	1,262
Boeing Capital Corporation,
7.375%, due 9/27/10	A+	1,549	1,661
Target Corporation,
6.350%, due 1/15/11	A+	1,250	1,289
Pacific Gas & Electric PCG,
4.200%, due 3/1/11	A	1,250	1,221
Wisconsin Energy Corporation,
6.500%, due 4/1/11	A-	1,250	1,269
ERP Operating LP,
6.625%, due 3/15/12	A-	1,000	993
BHP Billiton Finance,
5.125%, due 3/29/12	A+	1,195	1,178
Simon Property Group,
6.350%, due 8/28/12	A-	1,000	986
Cox Communication, Inc.,
7.125%, due 10/1/12	BBB	1,500	1,528
Wells Fargo & Company,
4.375%, due 1/31/13	AA+	900	827
Kroger Company,
5.500%, due 2/1/13	BBB	1,000	973
Ohio Power Company,
5.500%, due 2/15/13	A3	1,900	1,837
PepsiCo, Inc.,
4.650%, due 2/15/13	Aa2	1,450	1,472
Verizon Communications,
4.350%, due 2/15/13	A	1,725	1,609
Weatherford International, Ltd.,
5.150%, due 3/15/13	BBB+	1,000	963
Deere John Capital Company,
4.500%, due 4/3/13	A	1,000	954
Wal-Mart Stores, Inc.,
4.250%, due 4/3/13	AA	1,000	982
American Movil SA,
5.500%, due 3/1/14	A3	2,000	1,876
AT&T, Inc.,
5.100%, due 9/15/14	A	1,750	1,637
Goldman Sachs Group, Inc.,
5.000%, due 10/1/14	AA-	1,000	834
CODELOC, Inc.,
4.750%, due 10/15/14*	Aa3	1,815	1,725
United Technologies Corporation,
4.875%, due 10/15/14	A	1,500	1,477
Pemex Master Trust,
5.750%, due 12/15/15	BBB+	1,000	949
Johnson Controls, Inc.,
5.500%, due 1/15/16	A-	1,925	1,835
Teva Pharmaceutical Finance LLC.
5.500%, due 2/1/16	BBB	2,000	1,859
Omnicom Group, Inc.,
5.900%, due 4/15/16	A-	2,000	1,970

	NRSRO Rating	Principal Amount	Value
Corporate Obligations - 38.3% - (continued)
ProLogis,
5.750%, due 4/15/16	BBB+	1,500	1,307
YUM! Brands, Inc.,
6.250%, 4/15/16	BBB-	1,939	1,880
Sabmiller PLC,
6.500%, due 7/1/16	BBB+	1600	1,551
Petrobras International Finance Corporation,
6.125%, due 10/6/16	Baa1	1,000	943
Comcast Corporation,
6.500%, due 1/15/17	BBB+	1,000	940
BHP Billiton Finance,
5.400%, due 3/29/17	A+	1,000	924
J.P. Morgan Chase & Company,
6.125%, due 6/27/17	Aa3	1,750	1,592
Kimberly - Clark,
6.125%, due 8/1/17	A	2,000	2,003
American Express,
6.150%, due 8/28/17	A+	1,500	1,276
IBM Corporation,
5.700%, due 9/14/17	A+	1,750	1,695
Exelon Generation Company, LLC.,
6.200%, due 10/1/17	A3	2,000	1,758
Tesco plc,
5.500%, due 11/15/17	A-	1,750	1,567
Abbott Laboratories,
5.600%, due 11/30/17	AA	1,650	1,599
Philips Morris International, Inc.,
5.650%, due 5/16/18	A	1,250	1,155
Ras Laffan Lng II,
5.298%, due 9/30/20*	Aa2	2,000	1,790
Southwest Airlines Co.
6.150%, due 8/1/22	AA-	1,595	1,516

Total Corporate Obligations		65,943	63,290

Total Long Term Investments - 96.6% (cost $163,479)		159,051	159,716

Short-Term Investments
American Express Credit Corp. Demand Note,
VRN 3.559%, due 10/1/08	A+	$3,600	3,600

Total Short-Term Investments - 2.2% (cost $3,600)			3,600

Repurchase Agreement
State Street Bank and Trust Company, 1.250% dated 9/30/08, due 10/1/08, repurchase price $706, collateralized by Federal Home Loan Bank Note, 2.687% due 2/18/09		$706	706

Total Repurchase Agreement - 0.4% (Cost $706)		706	706

Total Investments - 99.2% (cost $167,785)		$159,051	164,022

Cash and other assets, less liabilities - 0.8%			1,379

Net Assets - 100.0%			$165,401

WAC = Weighted Average Coupon

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization, such as S&P, Moody’s or Fitch (unaudited)

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury

*	Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 4.86 % of the net assets at September 30, 2008.

See accompanying Notes to Portfolios of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2008 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Treasury Notes - 0.6%
U.S. Treasury Note,
4.750%, 12/31/08	$10,113	$10,099

Total U.S. Treasury Notes	10,113	10,099

U.S. Treasury Bills - 2.9%
U.S. Treasury Bills,
0.740% - 1.000%, 12/11/08 - 12/26/08	50,000	49,906

Total U.S. Treasury Notes	50,000	49,906

U.S. Agency Fixed Rate Notes - 4.1%
Federal Farm Credit Bank, (FFCB),
2.330% - 5.250%, 10/10/08 - 8/3/09	32,415	32,324
Federal Home Loan Bank (FHLB),
2.578% - 4.500%, 10/2/08 - 12/24/08	35,082	34,997
Federal Home Loan Mortgage Corporation (FHLMC),
4.750% - 6.545%, 10/17/08 - 6/1/09	3,010	2,998

Total U.S. Agency Fixed Rate Notes	70,507	70,319

U.S. Agency Variable Rate Notes - 4.5%
Federal Farm Credit (FFCB),
2.417% - 3.088%, 2/12/09 - 7/20/09	7,000	7,000
Federal Home Loan Bank (FHLB),
2.317% - 2.683%, 12/12/08 - 8/10/09	43,436	43,432
Federal Home Loan Mortgage Corporation (FHLMC),
2.394%, 4/7/09	15,000	15,000
Federal National Mortgage Association (FNMA),
2.635%, 7/28/09	12,153	12,153

Total U.S. Agency Variable Rate Notes	77,589	77,585

U.S. Agency Discount Notes - 9.1%
Federal Home Loan Bank (FHLB),
2.135% - 2.360%, 10/9/08 - 11/3/08	93,100	92,982
Federal Home Loan Mortgage Corporation (FHLMC),
2.110% - 2.450%, 10/10/08 - 11/10/08	43,949	43,876
Federal National Mortgage Association (FNMA),
2.345% - 2.500%, 10/1/08 - 11/4/08	19,361	19,348

Total U.S. Agency Discount Notes	156,410	156,206

Canadian Fixed Rate Notes - 1.4%
Canadian Government,
5.250%, 11/5/08	8,795	8,723
Province of Quebec,
5.000%, 7/17/09	16,250	16,201

Total Canadian Government Fixed Rate Notes	25,045	24,924

Fixed Rate Notes - 22.9%
American Honda Finance Corp.,
3.850% - 4.500%, 11/6/08 - 5/26/09	23,746	23,684
AT&T Corporation,
6.000%, 3/15/09	19,435	19,340
Atlantic Richfield,
5.900%, 4/15/09	11,179	11,033
Bellsouth Telecommunications,
5.875%, 1/15/09	8,282	8,239
Berkshire Hathaway,
3.375%, 10/15/08	26,550	26,669
BP Canada Finance,
3.625%, 1/15/09	12,954	12,941
Caterpillar Financial Services,
2.865% - 4.500%, 10/28/08 - 6/15/09	21,920	21,894
Colgate-Palmolive,
5.580%, 11/6/08	15,339	15,164
ConocoPhillips,
6.375%, 3/30/09	1,856	1,846
IBM Corporation,
4.375% - 5.400%, 10/1/08 - 6/1/09	7,338	7,305
Inter-American Development Bank,
8.400% - 8.875%, 6/1/09 - 9/1/09	9,594	9,492
John Deere Capital Corp.,
3.750% - 6.000%, 1/13/09 - 7/15/09	25,902	25,796
National Rural Utility Cooperative,
5.750%, 12/1/08	2,020	2,008
PACCAR Financial,
2.859%, 11/28/08	19,006	19,001
Pfizer, Inc.,
3.300%, 3/2/09	9,795	9,757
Procter & Gamble,
3.500%, 12/15/08	13,525	13,513
Procter & Gamble International Finance,
5.300%, 7/6/09	10,740	10,680
SBC Communications,
3.014%, 11/14/08	16,525	16,525
Southwestern Bell Telephone,
6.550%, 10/7/08	5,338	5,321
Target Corporation,
5.400% - 5.875%, 10/1/08 - 11/1/08	24,912	24,788
Toyota Motor Credit,
2.507% - 5.500%, 10/6/08 - 12/15/08	21,600	21,537
U.S. Bank,
3.400% - 5.700%, 12/15/08 - 4/28/09	26,172	25,967
Verizon North,
5.650%, 11/15/08	2,781	2,757
Wal-Mart Stores,
3.375% - 6.875%, 10/1/08 - 8/10/09	37,164	37,194
Wells Fargo & Co.,
3.125%, 4/1/09	21,565	21,532

Total Fixed Rate Notes	395,238	393,983

Variable Rate Notes - 10.6%
American Honda Finance Corp.,
2.811% - 3.220%, 3/9/09 - 5/14/09	17,696	17,697
BP AMI Leasing,
3.486%, 6/26/09	24,001	24,001
Caterpillar Financial Services,
2.867% - 2.887%, 3/10/09 - 5/18/09	14,501	14,505
ConocoPhillips,
2.891%, 4/9/09	9,337	9,337
IBM International Group,
2.854% - 3.133%, 2/13/09 - 7/29/09	16,814	16,813
PACCAR Financial,
2.835% - 3.244%, 4/27/09 - 9/21/09	14,491	14,494
Procter & Gamble,
2.845%, 9/9/09	1,000	1,000
Procter & Gamble International Finance,
2.801% - 3.029%, 7/6/09 - 8/19/09	17,345	17,341
Toyota Motor Credit,
2.060% - 2.487%, 6/8/09 - 9/11/09	20,000	20,000
U.S. Bancorp,
2.912% - 3.739%, 4/28/09 - 8/24/09	19,789	19,793
Wells Fargo & Co.,
2.638% - 2.919%, 7/15/09 - 9/15/09	26,389	26,391

Total Variable Rate Notes	181,363	181,372

Asset-Backed Commercial Paper - 1.5%
Ranger Funding,
2.550%, 10/3/08	15,000	14,998
Wal-Mart Funding,
3.500%, 10/23/08	10,000	9,979

Total Asset-Backed Commercial Paper	25,000	24,977

Commercial Paper - 10.3%
Brown-Forman Corporation,
2.250% - 2.260% , 11/25/08 - 12/2/08	9,500	9,464
Chevron Funding,
2.150% - 2.250%, 10/6/08 - 10/10/08	30,000	29,987
Coca-Cola Company,
2.100% - 2.400%, 10/21/08 - 10/28/08	20,000	19,970
Conoco Phillips Qatar,
2.360%, 10/9/08	10,000	9,995
IBM Capital,
2.350%, 10/24/08	10,000	9,985
John Deere Bank S.A.,
2.140%, 10/21/08	7,517	7,508
National Rural Utility Cooperative,
2.160%, 10/7/08	5,000	4,998
Nokia Corporation,
2.320% - 2.450%, 10/8/08 - 12/3/08	35,000	34,947
Pfizer, Inc.,
2.200%, 10/29/08	15,000	14,974
Private Export Funding,
2.100%, 10/20/08 - 10/22/08	25,000	24,971
Toyota Motor Credit,
2.350%, 10/2/08	10,000	9,999

Total Commercial Paper	177,017	176,798

Portfolio of Investments, September 30, 2008 (all amounts in thousands) (unaudited)

	Principal Amount	Amortized Cost
Demand Notes - 8.0%
American Express Credit Corporation, VRN,
3.559%, 10/1/08	$66,407	$66,407
Prudential Funding, VRN,
6.930%, 10/1/08	70,914	70,914

Total Demand Notes	137,321	137,321

Repurchase Agreement - 23.7%
State Street Bank and Trust Company, 1.250% dated 9/30/08, due 10/1/08, repurchase price $407,312, collateralized by Federal Home Loan Bank Note, 2.687% due 2/18/09	407,298	407,298

Total Repurchase Agreement	407,298	407,298

Total Investments - 99.6% (Cost $1,710,788)	$1,712,901	1,710,788

Cash and other assets, less liabilities - 0.4%		6,603

Net Assets - 100.0%		$1,717,391

Portfolio Weighted Average Maturity		44 Days

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2008 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks
Europe - 34.0%
Austria - 0.2%
Raiffeisen International Bank (Commercial banks)	12,037	$869
Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	42,615	2,587

		3,456

Denmark - 3.0%
FLSmidth & CO A/S (Construction & engineering)	87,200	4,428
Novo-Nordisk A/S (Pharmaceuticals)	536,875	27,833
* Vestas Wind Systems A/S (Electrical equipment)	105,550	9,213

		41,474

Finland - 0.5%
Nokian Renkaat OYJ (Auto components)	294,866	7,095

France - 7.7%
April Group S.A. (Insurance)	99,300	4,958
AXA (Insurance)	464,046	15,190
EDF Energies Nouvelles S.A. (Independent power producers & energy traders)	277,708	13,837
Eurazeo (Diversified financial services)	101,158	8,552
Iliad S.A. (Diversified telecommunication services)	100,972	8,413
* Orpea (Health care providers & services)	100,519	4,256
* UbiSoft Entertainment S.A. (Software)	61,100	4,251
Veolia Environnement (Multi-utilities)	667,176	27,448
Vivendi S.A. (Media)	644,300	20,199

		107,104

Germany - 5.3%
Bauer AG (Construction & engineering)	65,600	3,297
Beiersdorf AG (Personal products)	167,600	10,593
Colonia Real Estate AG (Real estate management & development)	60,314	332
CTS Eventim AG (Media)	121,000	4,412
E. ON AG (Electric utilities)	442,080	22,253
* Manz Automation AG (Semiconductors & semiconductor equipment)	12,023	2,049
* Q-Cells AG (Electrical equipment)	141,520	11,867
* Roth & Rau AG (Electronic equipment)	43,728	1,532
Solarworld AG (Electrical equipment)	217,800	9,167
Stada Arzneimittel AG (Pharmaceuticals)	110,200	4,414
* Wire Card AG (IT services)	545,750	4,033

		73,949

Greece - 1.1%
Coca-Cola Hellenic Bottling S.A. (Beverages)	228,199	4,981
Jumbo S.A. (Leisure equipment & products)	101,153	1,636
National Bank of Greece S.A. (Commercial banks)	220,715	8,944

		15,561

Ireland - 0.8%
* ICON plc - ADR (Life sciences tools & services)	177,396	6,785
United Drug plc (Health care providers & services)	790,900	4,207

		10,992

Italy - 2.4%
Danieli & C. Officine Meccaniche SpA	122,700	2,701
Saipem SpA (Energy equipment & services)	915,500	27,393
Trevi Finanziaria SpA (Construction & engineering)	192,300	3,193

		33,287

Luxembourg - 1.0%
Millicom International Cellular S.A.(Wireless telecommunication services)†	192,100	13,191

Netherlands - 0.8%
* Qiagen N.V. (Life sciences tools & services)	448,600	8,865
* Smartrac N.V. (Electronic equipment & instruments)	106,900	2,252

		11,117

Spain - 3.3%
Banco Santander S.A. (Commercial banks)	1,330,100	19,944
Grifols S.A. (Biotechnology)	575,357	14,701
* Iberdrola Renovables (Independent power producers & energy traders)	1,375,700	6,011
Tecnicas Reunidas S.A. (Construction & engineering)	116,300	4,966

		45,622

Switzerland - 7.9%
* ABB, Ltd. (Electrical equipment)	1,945,780	37,706
* Actelion, Ltd. (Biotechnology)	224,624	11,575
Burckhardt Compression Holding AG (Machinery)	13,800	2,691
Kuehne & Nagel International AG (Marine)	188,493	12,577
* Meyer Burger Technology AG (Machinery)	6,600	1,461
Nestle S.A. (Food products)	517,461	22,363
Partners Group Global Opportunities, Ltd. (Capital markets)	77,758	9,739
Synthes, Inc. (Health care equipment & supplies)	63,039	8,721
* Temenos Group AG (Software)	164,478	3,136

		109,969

United Kingdom - 21.1%
AMEC plc (Construction & engineering)	796,400	9,135
Amlin plc (Insurance)	2,207,755	12,633
* Autonomy Corporation plc (Software)	604,574	11,225
Aveva Group plc (Software)	130,500	2,691
BG Group plc (Oil, gas & consumable fuels)	1,351,220	24,506
* Blinkx plc (Internet software & services)	2,374,700	999
BlueBay Asset Management plc (Capital markets)	106,656	465
Capita Group plc (Commercial services & supplies)	1,527,094	19,006
Chemring Group plc (Aerospace & defense)	128,700	4,753
Domino’s Pizza UK & IRL plc (Hotels, restaurants, & leisure)	888,580	3,143
Man Group plc (Capital markets)	1,783,958	10,901
Reckitt Benckiser plc (Household products)	663,150	32,153
* Rolls-Royce Group plc (Aerospace & defense)	3,903,442	23,635
Rotork plc (Electronic equipment & instruments)	441,500	7,376
Serco Group plc (Commercial services & supplies)	837,200	5,460
Standard Chartered plc (Commercial banks)	911,300	22,423
Tesco plc (Food & staples retailing)	2,868,400	19,950
Tullow Oil plc (Oil, gas & consumable fuels)	817,489	10,452
Ultra Electronic Holdings plc (Aerospace & defense)	110,531	2,505
Vodafone Group plc (Wireless telecommunication services)	16,080,551	35,513
VT Group plc (Aerospace & defense)	701,200	6,572
The Weir Group plc (Machinery)	436,100	4,788
Wellstream Holdings plc (Energy equipment & services)	299,609	5,517
John Wood Group plc (Energy equipment & services)	1,084,900	6,597
Xstrata plc (Metals & mining)	338,298	10,543

		292,941

Japan - 10.7%
Aeon Mall Co., Ltd. (Real estate management & development)	412,100	12,282
Capcom Co., Ltd (Software)	96,200	2,756
DeNA Co., Ltd. (Internet & catalog retail)	715	2,881
FamilyMart Co., Ltd. (Food & staples retailing)	105,800	4,477
Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	93,500	4,092
Jupiter Telecommunications Co., Ltd. (Media)	12,950	9,324
* K.K. DaVinci Advisors (Real estate management & development)	9,008	2,092
Komatsu, Ltd. (Machinery)	1,103,300	18,063
Miraial Company, Ltd. (Semiconductors & semiconductor equipment)	14,200	215
Mitsubishi Corporation (Trading companies & distributors)	992,400	20,702
Nintendo Co., Ltd. (Software)	80,500	34,146
Nippon Electric Glass Co., Ltd. (Electronic equipment & instruments)	974,000	8,823
Nitori Company, Ltd. (Specialty retail)	112,180	6,665
Seven Bank, Ltd. (Commercial banks)	1,289	3,435
So-net M3, Inc. (Health care technology)	1,499	4,963
Suruga Bank (Commercial banks)	1,139,000	13,258

		148,174

Asia - 7.3%
Australia - 4.6%
QBE Insurance Group Limited (Insurance)	937,800	20,225
Woolworths Limited (Food & staples retailing)	1,431,583	31,535
WorleyParsons, Ltd. (Energy equipment & services)	477,772	11,817

		63,577

Hong Kong - 1.3%
ASM Pacific Technology Limited (Semiconductors & semiconductor equipment)	756,600	4,373
Esprit Holdings, Ltd. (Specialty retail)	996,600	6,177
Noble Group Limited (Trading companies & distributors)	7,486,560	7,125

		17,675

Singapore - 1.4%
Capitaland, Ltd. (Real estate management & development)	464,300	1,012
Olam International, Ltd. (Food & staples retailing)	5,833,400	7,440
Raffles Education Corp., Ltd. (Diversified consumer services)	6,652,000	3,352
Wilmar International, Ltd. (Food products)	4,628,000	8,207

		20,011

Canada - 6.9%
Brookfield Asset Management, Inc., Class “A” (Real estate management & development)†	347,342	9,531
EnCana Corporation (Oil, gas, & consumable fuels)	307,480	19,635
* FNX Mining Company, Inc. (Metals & mining)	255,100	2,699
* Oilexco Incorporated (Oil, gas, & consumable fuels)	319,800	3,140
Potash Corporation of Saskatchewan, Inc. (Chemicals)†	153,732	20,294
Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	689,000	22,348
Shoppers Drug Mart Corp. (Food & staples retailing)	386,700	18,658

		96,305

Emerging Europe, Mid-East, Africa - 6.2%
Czech Republic - 0.2%
* Central European Media Enterprises, Ltd., Class “A” (Media)†	47,500	3,106

Egypt - 1.5%
Egyptian Financial Group S.A.E. Hermes Holding (Capital markets)	661,972	4,062
El Ezz Steel Rebars S.A.E. (Metals & mining)	734,100	2,462
* ELSewedy Cables Holding Company (Electrical equipment)	286,330	5,235
Orascom Construction Industries (Construction & engineering)	149,041	8,573

		20,332

Issuer	Shares	Value
Emerging Europe, Mid-East, Africa - 6. 2% - (continued)
Georgia - 0.0%
Bank of Georgia - GDR (Commercial banks)	59,700	$389

Israel - 1.1%
Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	349,000	15,981

Russia - 0.6%
* LSR Group O.J.S.C. - GDR (Real estate management & development)	381,000	2,037
* X5 Retail Group N.V. - GDR (Food & staples retailing)	243,708	5,257
* X5 Retail Group N.V. - GDR 144A (Food & staples retailing)	35,750	756

		8,050

South Africa - 1.4%
* Eastern Platinum, Ltd. (Metals & mining)	1,269,500	1,169
MTN Group, Ltd. (Wireless telecommunication services)	968,807	13,670
Wilson Bayly Holmes-Ovcon Limited (Construction & engineering)	229,085	4,058

		18,897

Turkey - 0.5%
BIM Birlesik Magazalar A/S (Food & staples retailing)	209,400	6,496

United Arab Emirates - 0.9%
DP World, Ltd. (Marine)†	11,849,610	8,413
Lamprell plc (Energy equipment & services)	681,400	3,932

		12,345

Emerging Asia - 5.9%
China - 0.5%
China High Speed Transmission (Electrical equipment)	1,874,000	3,430
Li Ning Co., Ltd. (Leisure equipment & products)	2,353,500	4,129

		7,559

India - 3.4%
Asian Paints Limited (Chemicals)	161,866	4,126
* Bharti Airtel, Ltd. (Wireless telecommunication services)	506,000	8,582
Educomp Solutions, Ltd. (Diversified consumer services)	41,700	3,054
Financial Technologies Limited (Software)	120,297	2,698
Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	351,900	3,723
Housing Development Finance Corp. (Thrifts & mortgage finance)	137,397	6,390
Infosys Technologies Limited (IT services)	383,136	11,652
Vedanta Resources plc (Metals & mining)	361,629	7,580

		47,805

Indonesia - 0.7%
PT Bank Rakyat Indonesia (Commercial banks)	10,367,000	5,857
PT United Tractors Tbk (Machinery)	4,297,416	4,237

		10,094

Malaysia - 0.6%
KNM Group Bhd (Energy equipment & services)	10,808,300	4,005
Kuala Lumpur Kepong Bhd (Food products)	1,326,600	3,723
Zelan Bhd (Construction & engineering)	366,300	152

		7,880

South Korea - 0.7%
LG Household & Health Care, Ltd. (Household products)	29,791	4,982
MegaStudy Co., Ltd. (Diversified consumer services)	21,600	3,290
Taewoong Co., Ltd. (Machinery)	18,588	1,237

		9,509

Issuer	Shares or Principal Amount	Value
Emerging Latin America - 4.2%
Brazil - 3.1%
Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	385,700	$3,790
BM&F Bovespa S.A. (Diversified financial services)	1,714,787	7,660
* BR Malls Participacoes S.A. (Real estate management & development)	665,100	4,019
Cyrela Brazil Realty S.A. (Household durables)	410,400	4,206
* GP Investments, Ltd. (Diversified financial services)	542,700	3,223
* GVT Holding S.A. (Diversified telecommunication services)	349,100	5,282
* LLX Logistica S.A. (Transportation infrastructure)	915,000	866
* Lupatech S.A. (Machinery)	86,200	1,631
* MMX Mineracao e Metalicos S.A. (Metals & mining)	410,500	1,920
Redecard S.A. (IT services)	607,800	7,947
SLC Agricola S.A. (Food products)	214,100	1,844

		42,388

Chile - 0.2%
* Cencosud S.A. - ADR 144A (Specialty retail)	77,753	2,744

Colombia - 0.2%
* Pacific Rubiales Energy Corporation (Specialty retail)	469,000	2,966

Mexico - 0.7%
* Desarrolladora Homex S.A. de C.V. - ADR (Household durables)	124,978	5,527
Banco Compartamos S.A. de C.V. (Consumer finance)	1,019,000	2,888
* Megacable Holdings S.A.B. de C.V. (Diversified telecommunication services)	1,418,500	2,010

		10,425

Total Common Stock - 96.3% (cost $1,514,668)		1,338,466

Preferred Stock
Brazil - 0.1%
Banco Sofisa S.A. (Commercial banks)	439,900	1,061

Total Preferred Stock - 0.1% (cost $2,661)		1,061

Investment in Affiliate
William Blair Ready Reserves Fund	10,985,677	10,986

Total Investment in Affiliate - 0.8% (cost $10,986)		10,986

Short-Term Investments
American Express Credit Corp. Demand Note,
VRN 3.559% due 10/1/08	$13,091	13,091
Prudential Funding Demand Note,
VRN 6.930% due 10/1/08	13,600	13,600

Total Short-term Investments - 1.9% (cost $26,691)		26,691

Repurchase Agreement
State Street Bank and Trust Company, 1.250% dated 9/30/08, due 10/1/08,repurchase price $14,619, collateralized by Federal Home Loan Bank Note, 2.687% due 2/18/09	$14,618	14,618

Total Repurchase Agreement - 1.1% (cost $14,618)		14,618

Total Investments - 100.2% (cost $1,569,624)		1,391,822
Liabilities, plus cash and other assets - (0.2)%		(2,072)

Net assets - 100.0%		$1,389,750

*	Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

At September 30, 2008 the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	18.7%
Financials	16.0%
Consumer Staples	13.9%
Energy	10.2%
Health Care	9.0%
Information Technology	8.2%
Telecommunication Services	8.0%
Consumer Discretionary	7.0%
Utilities	5.2%
Materials	3.8%

Total	100.0%

At September 30, 2008 the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	22.7%
Euro	22.5%
Japanese Yen	11.1%
Swiss Franc	8.2%
U.S. Dollar	7.0%
Canadian Dollar	5.3%
Australian Dollar	4.7%
Brazilian Real	3.2%
Danish Krone	3.1%
Indian Rupee	3.0%
Singapore Dollar	2.0%
Egyptian Pound	1.5%
Hong Kong Dollar	1.4%
South African Rand	1.3%
All other currencies	3.0%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2008 (all dollar amounts in thousands) (Unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 33.8%
	Austria - 0.1%
	Raiffeisen International Bank (Commercial banks)	2,539	$183

	Denmark - 3.5%
	FLSmidth & CO A/S (Construction & engineering)	35,850	1,820
	Novo-Nordisk A/S (Pharmaceuticals)	200,900	10,415
*	Vestas Wind Systems A/S (Electrical equipment)	44,000	3,841

			16,076

	France - 6.2%
	AXA (Insurance)	144,603	4,733
	Eurazeo (Diversified financial services)	38,457	3,251
	Iliad S.A. (Diversified telecommunication services)	38,917	3,243
	Veolia Environnement (Multi-utilities)	205,454	8,453
	Vivendi S.A. (Media)	277,000	8,684

			28,364

	Germany - 4.7%
	Beiersdorf AG (Personal products)	134,100	8,476
	E. ON AG (Electric utilities)	166,700	8,391
*	Q-Cells AG (Electrical equipment)	55,700	4,671

			21,538

	Greece - 1.5%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	98,619	2,153
	National Bank of Greece S.A. (Commercial banks)	117,100	4,745

			6,898

	Italy - 2.4%
	Saipem SpA (Energy equipment & services)	368,900	11,038

	Luxembourg - 1.2%
	Millicom International Cellular S.A. (Wireless telecommunication services)†	79,100	5,432

	Netherlands - 0.6%
*	Qiagen N.V. (Life sciences tools & services)	124,900	2,468

	Spain - 3.4%
	Banco Santander S.A. (Commercial banks)	704,500	10,563
*	Iberdrola Renovables (Independent power producers & energy traders)	1,097,800	4,797

			15,360

	Switzerland - 10.2%
*	ABB, Ltd. (Electrical equipment)	770,099	14,923
*	Actelion (Biotechnology)	73,200	3,772
	Julius Baer Holding, Ltd. (Capital markets)	51,039	2,538
	Lonza Group AG (Life sciences tools & services)	15,471	1,941
	Nestle S.A. (Food products)	298,626	12,906
	SGS S.A. (Commercial services & supplies)	3,953	4,653
	Synthes, Inc. (Health care equipment & supplies)	39,300	5,437

			46,170

	United Kingdom - 22.3%
	AMEC plc (Construction & engineering)	350,100	4,016
*	Autonomy Corporation plc (Software)	159,100	2,954
	BAE Systems plc (Aerospace & defense)	962,193	7,093
	BG Group plc (Oil, gas & consumable fuels)	719,200	13,044
	Capita Group plc (Commercial services & supplies)	594,745	7,402
	Man Group plc (Capital markets)	671,626	4,104
	Petrofac Limited (Energy equipment & services)	297,700	3,111
	Reckitt Benckiser plc (Household products)	295,800	14,342
*	Rolls-Royce Group plc (Aerospace & defense)	1,501,261	9,090
	Rotork plc (Electronic equipment & instruments)	121,700	2,033
	Standard Chartered plc (Commercial banks)	400,700	9,859
	Tullow Oil plc (Oil, gas & consumable fuels)	445,100	5,691
	Vodafone Group plc (Wireless telecommunication services)	6,645,791	14,677
	Xstrata plc (Metals & mining)	129,479	4,035

			101,451

	Japan - 10.1%
	Aeon Mall Co., Ltd. (Real estate management & development)	139,900	4,170
	Jupiter Telecommunications Co., Ltd. (Media)	5,878	4,232
*	K.K. DaVinci Advisors (Real estate management & development)	1,649	383
	Komatsu, Ltd. (Machinery)	471,100	7,713
	Mitsui & Co., Ltd. (Trading companies & distributors)	386,200	8,056
	Nintendo Co., Ltd. (Software)	31,900	13,531
	Nippon Electric Glass Co., Ltd. (Electronic equipment & instruments)	213,000	1,929
	Suruga Bank, Ltd. (Commercial banks)	503,000	5,855

			45,869

	Issuer	Shares	Value
	Common Stocks - (continued)
	Canada- 8.4%
	Canadian National Railway Company (Road & rail) †	97,200	$4,649
	EnCana Corporation (Oil, gas & consumable fuels)	141,930	9,063
	Potash Corporation of Saskatchewan, Inc. (Chemicals) †	63,600	8,396
	Rogers Communications, Inc., Class “B” (Wireless telecommunication services)	251,000	8,142
	Shoppers Drug Mart Corp (Food & staples retailing)	168,000	8,106

			38,356

	Emerging Asia - 7.0%
	China - 2.0%
	China Merchants Bank Co., Ltd. (Commercial banks)	1,590,500	3,841
	China Oilfield Services (Energy equipment & services)	2,744,000	2,542
	Mindray Medical International, Ltd. - ADR (Health care equipment & supplies)	84,600	2,854

			9,237

	India - 3.9%
*	Bharti Airtel, Ltd. (Wireless telecommunication services)	306,252	5,195
	Infosys Technologies Limited (IT services)	169,800	5,164
	Sun Pharmaceutical Industries Limited (Pharmaceuticals)	91,100	2,912
	Vendanta Resources plc (Metals & mining)	208,600	4,372

			17,643

	Indonesia - 0.6%
	PT Bank Rakyat Indonesia (Commercial banks)	4,932,500	2,787

	Malaysia - 0.5%
	Kuala Lumpur Kepong Bhd (Food products)	701,300	1,968

	Emerging Europe, Mid-East, Africa - 6.4%
	Czech Republic - 1.0%
	Cez A S (Electric utilities)	71,300	4,463

	Egypt - 0.8%
	Egyptian Financial Group - Hermes Holding S.A.E. (Capital markets)	614,169	3,768

	Israel - 1.5%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	153,400	7,024

	South Africa - 2.0%
	MTN Group, Ltd. (Wireless telecommunication services)	400,739	5,655
	Naspers Limited (Media)	163,300	3,225

			8,880

	Russia - 0.1%
*	PIK Group - CLS (Real estate development & management)**	95,400	496
*	PIK Group - Sponsored GDR 144A (Real estate development & management)	16,760	87

			583

	United Arab Emirates - 1.0%
	Aldar Properties PJSC (Real estate management & development)	679,300	1,481
	DP World, Ltd. (Marine) †	3,858,501	2,740

			4,221

	Asia - 4.4%
	Australia - 2.4%
	Woolworths Limited (Food & staples retailing)	242,973	5,352
	WorleyParsons, Ltd. (Energy equipment & services)	231,573	5,728

			11,080

	Hong Kong - 1.1%
	Esprit Holdings, Ltd. (Specialty retail)	456,600	2,830
	Noble Group Limited (Trading companies & distributors)	2,303,000	2,192

			5,022

	Singapore - 0.9%
	Capitaland, Ltd. (Real estate management & development)	164,900	359
	Wilmar International Ltd. (Food products)	2,133,800	3,784

			4,143

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Emerging Latin America - 2.7%
	Brazil - 1.0%
	BM&F Bovespa S.A. (Diversified financial services)	560,071	$2,502
	LLX Logistica S.A. (Transportation infrastructure)	108,100	102
*	MMX Mineracao e Metalicos S.A. (Metals & mining)	120,300	562
*	Weg S.A. (Machinery)	205,400	1,532

			4,698

	Chile - 0.2%
*	Cencosud S.A. - ADR 144A (Specialty retail)	23,478	829

	Mexico - 0.9%
	Wal-Mart de Mexico Sab de C.V. (Food & staples retailing)	1,142,100	4,000

	Peru - 0.6%
	Credicorp, Ltd. (Commercial banks) †	42,800	2,664

	Total Common Stock - 95.1% (cost $496,132)		432,213

	Investment in Affiliate
	William Blair Ready Reserves Fund	2,428,562	2,429

	Total Investment in Affiliate - 0.5% (cost $2,429)		2,429

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 3.559%, due 10/1/08	$10,000	10,000
	Prudential Funding Demand Note, VRN 6.930%, due 10/1/08	10,000	10,000

	Total Short-Term Investments - 4.5% (cost $20,000)		20,000

	Repurchase Agreement
	State Street Bank and Trust Company, 1.250% dated 9/30/08, due 10/1/08, repurchase price $93, collateralized by Federal Home Loan Bank Note, 2.687% due 2/18/09	$93	93

	Total Repurchase Agreement - 0.0% (cost $93)		93

	Total Investments - 100.1% (cost $518,654)		454,735
	Liabilities, plus cash and other assets, - (0.1)%		(325)

	Net assets - 100.0%		$454,410

*	Non-income producing securities

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

**	Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.11% of the Fund’s net assets Procedures adopted by at September 30, 2008. This security was also deemed illiquid pursuant to Liquidity the Board of Trustees.

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, securities pursuant to Valuation Procedures the Fund uses an independent pricing service on a daily basis to fair value price the adopted by the Board of Trustees.

At September 30, 2008 the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	18.6%
Financials	15.8%
Consumer Staples	14.3%
Energy	12.5%
Telecommunication Services	9.8%
Health Care	8.5%
Utilities	6.0%
Information Technology	5.9%
Consumer Discretionary	4.4%
Materials	4.0%

Total	100.0%

At September 30, 2008 the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	24.5%
Euro	19.9%
Swiss Franc	10.7%
Japanese Yen	10.6%
U.S. Dollar	8.1%
Canadian Dollar	5.9%
Danish Krone	3.7%
Indian Rupee	3.1%
Australian Dollar	2.6%
Hong Kong Dollar	2.1%
South African Rand	2.0%
Singapore Dollar	1.5%
Brazilian Real	1.1%
All other currencies	4.2%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

(1) Significant Accounting Policies

(a) Description of the Fund

William Blair Funds (the “Fund”) is a diversified mutual fund registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. For each portfolio, the number of shares authorized is unlimited. The Fund currently consists of the following eighteen portfolios (the “Portfolios”), each with its own investment objectives and policies.

Equity Portfolios	International Portfolios
Growth	International Growth
Tax-Managed Growth	International Equity
Large Cap Growth	International Small Cap Growth
Small Cap Growth	Emerging Markets Growth
Mid Cap Growth	Emerging Leaders Growth
Small-Mid Cap Growth	Institutional International Growth
Value Discovery	Institutional International Equity
Fixed-Income Portfolios
Global Portfolio	Bond
Global Growth	Income
Money Market Portfolio
Ready Reserves

The investment objectives of the Portfolios are as follows:

Equity ………………………………………	Long-term capital appreciation.
Global ………………………………………	Long-term capital appreciation.
International …………………………………	Long-term capital appreciation.
Fixed Income…………………………………	High level of current income with relative stability of principal.
Money Market ………………………………	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities and options is determined by valuing securities traded on national securities exchanges or markets or in the over-the-counter markets at the last sales price or, if applicable, the official closing price or, in the absence of a sale on the date of valuation, at the latest bid price.

The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Portfolios compute their net asset values could cause the value of international securities to no longer be representative or accurate, and as a result, necessitates that such securities be fair valued on a daily basis. Accordingly, for international securities, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time), the Portfolios use an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Portfolio’s value for a security may be different from the last sale price (or the latest bid price). The independent pricing service may not provide a fair value price for all international securities owned by a Portfolio trading on a foreign exchange or market that closes before the close of regular trading on the New York Stock Exchange. For these securities and all other foreign securities, the value of the security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Long-term, fixed-income securities are valued based on market quotations, or by independent pricing services that use prices provided by market makers or by estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Investments in other funds are valued at the underlying fund’s net asset value on the date of valuation. Other securities, and all other assets, including securities for which a market price is not available, or the value of which is affected by a significant valuation event, are valued at fair value as determined in good faith by the Pricing or Valuation Committee, in accordance with the Fund’s Valuation Procedures approved by the Board of Trustees. As of September 30, 2008, there were securities held in the Growth, Large Cap Growth, Small Cap Growth, International Equity, Emerging Markets Growth, and Institutional International Equity portfolios requiring fair valuation pursuant to the Fund’s valuation procedures. Securities held in the Ready Reserves Fund are valued at amortized cost, which approximates market value.

(c) Investment income and transactions

Dividend income is recorded on the ex-dividend date, except for those dividends from certain foreign securities that are recorded as soon as the information is available. Foreign currency gains and losses associated with fluctuations in the foreign currency rate versus the United States dollar are recorded in the Statement of Operations as a component of the net realized gain (loss) on foreign currency transactions and other assets and liabilities.

Premiums and discounts are accreted and amortized on a straight-line basis for short-term investments and on an effective interest method for long-term investments.

Interest income is determined on the basis of the interest accrued, adjusted for amortization of premium or discount. Variable rate bonds and floating rate notes earn interest at coupon rates that fluctuate at specific time intervals. The interest rates shown in the Portfolio of Investments for the Bond, Income, and Ready Reserves Portfolios were the rates in effect on September 30, 2008. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity.

Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the period ended September 30, 2008, the Bond and Income Portfolios recognized an increase or reduction of interest income and an increase or reduction of net realized gain (loss) of $13 and $(513), respectively (in thousands). This reclassification has no effect on the net asset value of the Portfolio.

Security and shareholder transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security and shareholder transactions are accounted for on the trade date of the last business day of the reporting period. Realized gains and losses from securities transactions are recognized on the basis of high cost lot sell selection.

Awards from class action litigation may be recorded as a reduction of cost. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

Option writing. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no open options at September 30, 2008.

(d) Foreign Currency Translation and Forward Foreign Currency Contracts

The Global Growth, International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Emerging Leaders Growth, Institutional International Growth and Institutional International Equity Portfolios may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open foreign currency forward contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each portfolio’s NAV, typically 4:00 p.m. Eastern time on days when there is regular trading on the New York Stock Exchange. Payables and receivables for securities transactions dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.

The Portfolios may enter into foreign currency forward contracts (1) as a means of managing the risks associated with changes in the exchange rates for the purchase or sale of a specific amount of a particular foreign currency, and (2) to hedge the value, in U.S. dollars, of portfolio securities. Gains and losses from foreign currency transactions associated with purchases and sales of investments and foreign currency forward contracts are included with the net realized and unrealized gain or loss on investments. For tax purposes these foreign currency gains and losses are treated as ordinary income.

(e) Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivatives instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of September 30, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

(f) Income Taxes

Each Portfolio intends to comply with the provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies and, therefore, no provision for Federal income taxes has been made in the accompanying financial statements since each Portfolio intends to distribute substantially all of its taxable income to its shareholders and be relieved of all Federal income taxes.

Management has evaluated the implications of FASB interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48) and has concluded (1) that no tax liability is required relating to the operations of the Funds and (2) that there is no impact on the financial statements of the Funds as of September 30, 2008. However, tax returns relating to 2005, 2006 and 2007 are still subject to examination by state and Federal tax authorities.

Preliminary estimates of the cost of investments for Federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) as of September 30, 2008, were as follows (in thousands):

Portfolio	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth	$300,878	$38,875	$27,342	$11,533
Tax-Managed Growth	8,623	1,228	927	301
Large Cap Growth	29,048	1,591	2,443	(852)
Small Cap Growth	833,174	63,700	220,194	(156,494)
Mid Cap Growth	51,945	3,545	6,397	(2,852)
Small-Mid Cap Growth	119,839	8,229	14,443	(6,214)
Global Growth	57,914	409	12,001	(11,592)
International Growth	6,119,067	437,621	1,299,945	(862,324)
International Equity	354,844	12,942	68,079	(55,137)
International Small Cap Growth	515,572	12,704	109,218	(96,514)
Emerging Markets Growth	754,868	9,570	191,734	(182,164)
Emerging Leaders Growth	88,752	—	21,237	(21,237)
Value Discovery	45,676	2,569	4,785	(2,216)
Bond	72,232	543	2,592	(2,049)
Income	168,035	1,794	5,807	(4,013)
Ready Reserves	1,710,788	—	—	—
Institutional International Growth	1,600,580	126,675	335,548	(208,873)
Institutional International Equity	528,103	26,171	99,554	(73,383)

(g) Fair Value Measurements

The Portfolios adopted SFAS No. 157 effective January 1, 2008. In accordance with SFAS 157, “fair value” is defined as the price that a Portfolio would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Portfolio’s investments. SFAS 157 established a three-tier hierarchy of inputs to classify value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – Quoted prices in active markets for identical security.

•

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

•

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At September 30, 2008, the Portfolios held no other financial instruments, such as, options, futures, or foreign currency forward contracts, that required fair valuation. The Small Cap Growth Portfolio holds warrants that were valued using the intrinsic pricing method. Pursuant to this methodology, the warrants had no value at September 30, 2008.

For the period ended September 30, 2008 the composition of the securities in each Portfolio by valuation classification methodology were as follows (in thousands):

	Level 1	Level 2	Level 3	Total
Growth	$294,750	$17,661	$—	$312,411
Tax-Managed Growth	8,143	781	—	8,924
Large Cap Growth	26,763	1,433	—	28,196
Small Cap Growth	642,479	34,201	—	676,680
Mid Cap Growth	46,774	2,319	—	49,093
Small Mid-Cap Growth	108,006	5,619	—	113,625
Global Growth	27,206	19,116	—	46,322
International Growth	837,812	4,419,375	—	5,257,187
International Equity	50,998	248,721	—	299,719
International Small Cap Growth	52,145	366,918	—	419,063
Emerging Markets Growth	260,093	312,631	—	572,724
Emerging Leaders Growth	32,509	35,008	—	67,517
Value Discovery	42,170	1,290	—	43,460
Bond	—	70,133	50	70,183
Income	—	161,130	2,892	164,022
Ready Reserves	—	1,710,788	—	1,710,788
Institutional International Growth	216,666	1,175,156	—	1,391,822
Institutional International Equity	72,593	382,142	—	454,735

The following is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value:

	Balance June 30, 2008	Net Purchases (Sales)	Transfers to Level 3	Balance September 30, 2008
Bond	$—	$—	$50	$50
Income	—	—	2,892	2,892

Fair value estimates of these securities were obtained from outside parties and were reviewed by the Investment Advisor. At September 30, 2008, these securities represent 0.07% and 1.75% of the net assets of the Bond and Income Portfolio, respectively.

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: November 24, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: November 24, 2008

By:	/s/ Terence M. Sullivan
Terence M. Sullivan
Treasurer (Principal Financial Officer)

Date: November 24, 2008